Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Vipshop Holdings Ltd
Entity Central Index Key	0001529192
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	101,284,881
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 124,472,629	$ 44,954,778
Restricted deposits (Note 7)		14,214,585
Held-to-maturity securities (Note 5)	86,097,191
Accounts receivable (Note 3)	6,990,560	4,150,664
Amounts due from related parties (Note 15(a))	177,237	2,101,853
Other receivables (Note 4)	9,993,887	9,410,481
Inventories	143,963,931	69,742,200
Advance to suppliers	9,569,795	12,626,286
Prepaid expenses	686,876	1,077,194
Total current assets	381,952,106	158,278,041
NON-CURRENT ASSETS
Property and equipment, net (Note 6)	12,637,567	9,148,162
Deposits for property and equipment	4,322,217
Other assets	5,230	9,117
Total non-current assets	16,965,014	9,157,279
Total assets	398,917,120	167,435,320
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the VIE without recourse to the Company of $2,243,711 and $101,556 as of December 31, 2011 and 2012, respectively)	193,455,827	88,020,376
Advance from customers (Including advance from customers of the VIE without recourse to the Company of $15,378,465 and $55,948,713 as of December 31, 2011 and 2012, respectively)	55,948,713	15,381,357
Accrued expenses and other current liabilities (Note 8) (Including accrued expenses and other current liabilities of the VIE without recourse to the Company of $11,825,417 and $24,908,418 as of December 31, 2011 and 2012, respectively)	52,676,443	26,666,502
Amounts due to related parties (Note 15(b)) (Including amounts due to related parties of the VIE without recourse to the Company of $2,992,516 and 789,057 as of December 31, 2011 and 2012, respectively)	1,335,756	3,797,508
Deferred income (Including deferred income of the VIE without recourse to the Company of $2,569,655 and $10,850,319 as of December 31, 2011 and December 31, 2012, respectively)	12,917,567	2,569,655
Bank borrowings (Note 7)		12,710,720
Total current liabilities	316,334,306	149,146,118
Total liabilities	316,334,306	149,146,118
COMMITMENTS AND CONTINGENCIES (Note 14)
EQUITY (DEFICIT):
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	10,128	4,624
Additional paid-in capital	258,368,448	124,341,953
Accumulated losses	(176,025,335)	(166,553,261)
Accumulated other comprehensive income (loss)	229,573	(765,033)
Total shareholders' equity	82,582,814	18,289,202
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	398,917,120	167,435,320
Series A Preferred Shares
EQUITY (DEFICIT):
Preferred Shares		20,113,898
Series B Preferred Shares
EQUITY (DEFICIT):
Preferred Shares		$ 41,147,021

CONSOLIDATED BALANCE SHEETS (Parenthetical) (VIE, USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT LIABILITIES
Accounts payable of the VIE without recourse to the Company	$ 101,556	$ 2,243,711
Advance from customers of the VIE without recourse to the Company	55,948,713	15,378,465
Accrued expenses and other current liabilities of the VIE without recourse to the Company	24,908,418	11,825,417
Amounts due to related parties of the VIE without recourse to the Company	789,057	2,992,516
Deferred income of the VIE without recourse to the Company	$ 10,850,319	$ 2,569,655

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Net revenues	$ 692,112,964	$ 227,142,876	$ 32,582,115
Cost of goods sold (including inventory written down of $2,601,368, $1,694,336 and $12,166,659 for the years ended December 31, 2010, 2011 and 2012, respectively)	(537,637,860)	(183,801,334)	(29,374,315)
Gross Profit	154,475,104	43,341,542	3,207,800
Fulfillment expenses (including shipping and handling expenses of $4,318,131, $29,416,463 and $53,897,805 for the years ended December 31, 2010, 2011 and 2012, respectively) (Note 16 (e))	(96,523,444)	(45,478,327)	(5,809,118)
Marketing expenses (Note 16 (e))	(32,272,629)	(15,253,325)	(2,438,066)
Technology and content expenses (Note 16 (e))	(14,644,113)	(5,516,361)	(562,120)
General and administrative expenses (Note 16 (e))	(25,541,812)	(84,575,539)	(2,843,583)
Total operating expenses	(168,981,998)	(150,823,552)	(11,652,887)
Other income	2,563,321	564,182	78,675
Loss from operations	(11,943,573)	(106,917,828)	(8,366,412)
Interest expenses	(222,868)	(494,509)
Interest income	3,558,013	122,437	564
Exchange gain (loss)	(157,473)	18,375
Loss before income taxes	(8,765,901)	(107,271,525)	(8,365,848)
Income tax expense (Note 12)	(706,173)
Net loss	(9,472,074)	(107,271,525)	(8,365,848)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)
Net loss attributable to ordinary shareholders	(9,472,074)	(156,486,502)	(8,365,848)
Net loss per share (Note 13)
- Basic (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
- Diluted (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
Weighted average numbers of shares used in calculating net loss per share:
- Basic (in shares)	88,849,206	46,255,574	47,775,000
- Diluted (in shares)	88,849,206	46,255,574	47,775,000
Comprehensive loss
Net loss	(9,472,074)	(107,271,525)	(8,365,848)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	994,606	(569,628)	(195,771)
Comprehensive loss	$ (8,477,468)	$ (107,841,153)	$ (8,561,619)

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Inventory written down	$ 12,166,659	$ 1,694,336	$ 2,601,368
Shipping and handling expenses	$ 53,897,805	$ 29,416,463	$ 4,318,131

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Ordinary shares	Additional paid-in capital	Accumulated losses	Accumulated other comprehensive income (loss)	Series A Preferred shares	Series A Preferred shares Preferred shares	Series A Preferred shares Ordinary shares	Series A Preferred shares Additional paid-in capital	Series B Preferred shares	Series B Preferred shares Preferred shares	Series B Preferred shares Ordinary shares	Series B Preferred shares Additional paid-in capital
Balance at Dec. 31, 2009	$ (1,549,963)	$ 4,778	$ 145,805	$ (1,700,912)	$ 366
Balance (in shares) at Dec. 31, 2009		47,775,000
Increase (Decrease) in Shareholders' Equity
Net loss	(8,365,848)			(8,365,848)
Repayment from the shareholders	1			1
Foreign currency translation	(195,771)				(195,771)
Balance at Dec. 31, 2010	(10,111,581)	4,778	145,805	(10,066,759)	(195,405)
Balance (in shares) at Dec. 31, 2010		47,775,000
Increase (Decrease) in Shareholders' Equity
Net loss	(107,271,525)			(107,271,525)
Repurchase of ordinary shares	(1,837,500)	(184)	(1,837,316)
Repurchase of ordinary shares (in shares)		(1,837,500)
Issuance of shares	1,499,994	30	1,499,964			20,113,898	20,113,898			41,147,021	41,147,021
Issuance of shares (in shares)		297,159					20,212,500				8,166,667
Proceeds from registered capital contributions by shareholders of the VIE	1,390,621		1,390,621
Deemed dividend on issuance of Series A Preferred shares			49,214,977	(49,214,977)
Share-based compensation expenses	73,927,902		73,927,902
Foreign currency translation	(569,628)				(569,628)
Balance at Dec. 31, 2011	18,289,202	4,624	124,341,953	(166,553,261)	(765,033)		20,113,898				41,147,021
Balance (in shares) at Dec. 31, 2011		46,234,659					20,212,500				8,166,667
Increase (Decrease) in Shareholders' Equity
Net loss	(9,472,074)			(9,472,074)
Issuance of shares	66,022,797	2,201	66,020,596			20,113,898				41,147,021
Issuance of shares (in shares)		22,009,200
Direct offering expenses	(3,332,962)		(3,332,962)
Conversion of Preferred Shares into ordinary shares							(20,113,898)	2,021	20,111,877		(41,147,021)	1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)							(20,212,500)	20,212,500			(8,166,667)	12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763		2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	191,533	14	191,519
Proceeds from issuance of ordinary shares upon exercise of stock options (in shares)	146,316	146,316
Share-based compensation expenses	7,596,949		7,596,949
Foreign currency translation	994,606				994,606
Balance at Dec. 31, 2012	$ 82,582,814	$ 10,128	$ 258,368,448	$ (176,025,335)	$ 229,573
Balance (in shares) at Dec. 31, 2012		101,284,881

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (9,472,074)		$ (107,271,525)	$ (8,365,848)
Adjustments to reconcile net income to net cash by operating activities:
Allowance for doubtful debts				49,042
Prepaid expenses write-down	222,999
Inventory write-down	12,166,659		1,694,336	2,601,368
Depreciation of property and equipment	4,527,122		1,368,824	103,193
Amortization of other assets	4,801		4,453	731
Loss on disposal of property and equipment	20,670		61,194	31,568
Impairment loss of property and equipment			437,725
Share-based compensation expenses	7,596,949		73,927,902
Interest income on held-to-maturity securities	(1,026,325)
Changes in operating assets and liabilities:
Accounts receivable	(2,866,381)		(2,777,955)	(935,944)
Amounts due from related parties	1,924,616		(2,101,853)
Other receivables	(583,406)		(8,764,669)	(649,971)
Inventories	(86,388,390)		(64,028,801)	(8,471,539)
Advances to suppliers	2,859,976		(7,652,930)	(4,696,241)
Prepaid expenses	390,318		(1,020,061)	(57,133)
Accounts payable	105,435,451		79,716,575	7,247,173
Advances from customers	40,567,356		13,072,783	2,117,561
Accrued expenses and other current liabilities	26,009,941		23,025,083	3,195,242
Amounts due to related parties	(168,989)	[1]	(856,307)	1,164,032
Deferred income	10,347,912		2,472,001	93,245
Net cash (used in) from operating activities	111,569,205		1,306,775	(6,573,521)
Cash flows used in investing activities:
Purchase of property and equipment	(12,379,386)		(9,592,160)	(1,519,205)
Purchase of other assets	(770)		(9,989)	(3,128)
Proceed from disposal of property and equipment	19,972		3,178
(Increase) decrease in restricted deposits	14,214,585		(14,214,585)
Purchase of held-to-maturity securities	(101,302,171)
Proceed from redemption of held-to-maturity securities upon maturities	16,231,306
Net cash used in investing activities	(83,216,464)		(23,813,556)	(1,522,333)
Cash flows from financing activities:
Proceeds from registered capital contributions by shareholders of the VIE			1,390,621
Proceeds from bank borrowings			17,477,240
Repayment to bank borrowings	(12,710,720)		(4,766,520)
Loans from shareholders			1,470,635	9,137,220
Issuance costs of Series A and Series B Preferred shares			(175,754)
Issuance costs of ordinary shares			1,499,994	1
Repurchase of ordinary shares			(1,837,500)
Proceeds from issuance of ordinary shares in the initial public offering, net of issuance cost	62,689,835
Proceeds from issuance of ordinary shares upon exercise of stock options	191,533
Net cash provided by financing activities	50,170,648		66,785,746	9,137,221
Effect of exchange rate changes	994,462		(435,278)	(217,996)
Net increase in cash and cash equivalents	79,517,851		43,843,687	823,371
Cash and cash equivalents at beginning of the period	44,954,778		1,111,091	287,720
Cash and cash equivalents at end of the period	$ 124,472,629		$ 44,954,778	$ 1,111,091

[1]	Noncash financing activities: US$2,292,763 registered capital was contributed by shareholders of the VIE via offsetting the accumulated shareholder loan due from the Company to the shareholders on June 14, 2012.

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	0 Months Ended
Feb. 21, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Settlement of loan amount with accumulated shareholder loan	$ 9,709,643

Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Organization and principal activities

1. Organization and principal activities

Vipshop Holdings Limited (the “Company”) was incorporated in the Cayman Islands on August 27, 2010 to be the holding company, its subsidiaries and variable interest entity (“VIE”) is engaged in the provision of operating an online platform. The Company offers high-quality branded products to consumers in the People’s Republic of China (the “PRC”) through flash sales on its vipshop.com website. Flash sales represents a new online retail format combining the advantages of e-commerce and discount sales through selling a finite quantity of discounted products or services online for a limited period of time. At the time of the Company’s incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies. These individuals are Mr. Eric Ya Shen(“Mr. Shen”), the Chairman and chief executive officer of the Company, Mr. Arthur Xiaobo Hong, the Vice Chairman of the Board of Directors of the Company (collectively, the “Founders”), and three other investors (the “Original Investors”). The Company, its subsidiaries and consolidated variable interest entity (“VIE”) are collectively referred to as the “Group”.

Vipshop Information Technology Co., Ltd. (“Vipshop Information” or the “VIE”) was incorporated in the PRC on August 22, 2008, to operate an online platform for sales of products. On the date of Reorganization, Vipshop Information are owned by the same five ultimate shareholders of the Company as described above, with the same respective percentage of ownership for each of the five ultimate shareholders.

To comply with PRC laws and regulations that restrict foreign owned enterprises from holding the licenses that are necessary for the operation of internet access, the distribution of online information and the conduct of online commerce, the Company entered into the following transactions (collectively, the “Reorganization”).

On October 22, 2010, the Company incorporated a wholly owned subsidiary, Vipshop International Holdings Limited in Hong Kong (“Vipshop HK”) as the intermediate holding company for Vipshop (China) Co., Ltd. (formerly known as Vipshop Information Computer Service Co. Ltd., the “WOFE”). The WOFE was incorporated on January 20, 2011 in the PRC as a wholly owned subsidiary of Vipshop HK with initial registered capital of RMB10 million (US$1.6 million). On the same day, the WOFE entered into series agreements with Vipshop Information and each of its individual shareholders that are disclosed in the Note 2(b).

The Reorganization has been accounted for as a recapitalization because there was no control or collaborative group established before or after the Reorganization, and the assets and liabilities were recorded at their historical costs. The Company, its subsidiaries and variable interest entity are collectively referred to as the Group. Accordingly, the Group’s consolidated financial statements for the periods presented have been prepared by including the financial statements of the Company, its subsidiaries and the VIE.

As of December 31, 2012, the Company’s significant consolidated subsidiaries and VIE consist of the following:

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.(“Vipshop Information” or the “VIE”)	August 22, 2008	China	VIE	Online retail
Vipshop International Holdings Limited(“Vipshop HK”)	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd.(the “WOFE”)	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd.(“Vipshop Kunshan”)	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd.(“Vipshop Jianyang”)	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Beijing) E-Commerce Co., Ltd.(“Vipshop Beijing”)	March 13, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd.(“Vipshop Tianjin”)	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”)	December 6, 2012	China	100%	Software development and information technology support

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a)                                 Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)                                 Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

The Company evaluates the need to consolidate its VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

Details of certain key agreements entered into between the WOFE, the VIE and each of its individual shareholders on January 20, 2011 are as follows:

Power of Attorney Agreements:  Each equity holder of Vipshop Information irrevocably authorized the WOFE to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in Vipshop Information, and appointment of the executive directors and senior management of Vipshop Information. The WOFE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in Vipshop Information.

Exclusive Business Cooperation Agreement:  The WOFE entered into an agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. In considerations of these services, Vipshop Information shall pay the WOFE fees equal to 100% of its net income, the rate of service fees may be adjusted upon mutual discussions between the two parties. The WOFE is the exclusive provider of these services for a term of 10 years.

Equity Interest Pledge Agreements:  Each equity holder of Vipshop Information pledged all their respective equity interests in Vipshop Information as security to ensure that Vipshop Information fully performs its obligations under the Exclusive Business Cooperation Agreement, and pays the consulting and service fees to the WOFE when the fees becomes due.

Exclusive Option Agreements:  Each equity holder of Vipshop Information granted the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in Vipshop Information at the WOFE’s sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is 10 Renminbi (“RMB”) (US$1.61); if appraisal is required by laws of the PRC at the time when the WOFE exercises the option, the parties shall negotiate in good faith, to make necessary adjustments to the purchase price based on the appraisal result to comply with applicable laws of the PRC.

On October 8, 2011, the WOFE entered into the following amended agreements with Vipshop Information and each of its individual shareholders to replace the respective original agreements entered into on January 20, 2011:

Amended and Restated Exclusive Business Cooperation Agreement:  The WOFE entered into this agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. This agreement replaced the original Exclusive Business Cooperation Agreement dated January 20, 2011. There was no significant change of terms from the original agreement except that the service fee to be paid by Vipshop Information to the WOFE in consideration of the services to be provided by the WOFE, shall equal to 100% of the net income of Vipshop Information, provided that the WOFE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The term of this agreement is ten years from the execution date of October 8, 2011 and may be extended for a period to be determined by the WOFE. The WOFE may terminate this agreement at any time by giving 30 days prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

Amended and Restated Equity Interest Pledge Agreement:  This agreement replaced the original Equity Interest Pledge Agreements entered into on January 20, 2011. There was no significant change of terms from the original agreement. The agreement will remain in effect until all of the obligations of Vipshop Information under the Amended and Restated Exclusive Business Cooperation Agreement have been duly performed or terminated.

Amended and Restated Exclusive Option Agreement:  This agreement replaced the original Exclusive Option Agreement entered into on January 20, 2011. There was no significant change of terms from the original agreement. The term of this agreement is ten years from the execution date of October 8, 2011, which may be extended for a period to be determined by the WOFE.

Exclusive Purchase Framework Agreement:  The WOFE and Vipshop Information entered into this agreement during the third quarter of fiscal 2011. Under this agreement, Vipshop Information agrees to purchase products or services exclusively from the WOFE or its subsidiaries. Vipshop Information and its subsidiaries must not purchase from any third party products or services which the WOFE is capable of providing. The term of this agreement is five years from September 1, 2011. If neither party objects in writing and both parties remain cooperating at the expiration of the agreement, the parties will continue to be bound by this agreement until a new agreement is entered into. Vipshop Information must pay the WOFE for its products an amount, which includes a service fee, based on the unit price and the quantity of the products ordered by Vipshop Information. The WOFE may terminate this agreement at any time by giving 15 days’ prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

As explained in Note 1, at the time of the Company’s incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies.

In October 2012, the Company effected transfer of 10.4% of equity interest from one of the former shareholder of Vipshop Information to Mr. Shen, an existing shareholder of Vipshop Information, and amended the contractual arrangements the relevant entities had as explained above with Mr. Shen to reflect this transfer. As of December 31, 2012, shareholders of Vipshop Information include Mr. Shen, Mr. Arthur Xiaobo Hong, Mr. Bin Wu and Mr. Xing Peng, holding 52.0%, 26.0%, 11.6% and 10.4% of the total equity interests in Vipshop Information, respectively.

The Company participated significantly in the design of Vipshop Information. Based on the Equity Interest Pledge Agreements and the Amended and Restated Equity Pledge Agreements, the Exclusive Option Agreement and the Amended and Restated Exclusive Option Agreement, and the Power of Attorney Agreements dated January 20, 2011, which has not been subsequently amended, the Company has the ability to effectively control Vipshop Information through the WOFE. The Company is also able to receive a majority of the economic benefits of Vipshop Information, because of its ability to effectively determine the service fees payable by Vipshop Information to the WOFE under the Exclusive Business Cooperation Agreement and the Amended and Restated Exclusive Business Cooperation Agreement, and through the Exclusive Purchase Framework Agreement. Therefore, the Company has determined that it is the primary beneficiary of Vipshop Information and has consolidated its respective results for the periods presented. Other than Vipshop Information, the Company has no interest in any other variable interest entities.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

·                  If the Group’s ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WOFE or the VIE, revoking the business licenses or operating licenses of the WOFE or the VIE, shutting down the Group’s servers or blocking the Group’s website, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group’s use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group’s business;

·                  The Group relies on contractual arrangements with the VIE and its equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

·                  The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIE and their equity holders in the event of a breach or non-compliance by the VIE or their equity holders; and

·                  Each of the shareholders of the VIE is also a director of the Company, and has a duty of care and loyalty to the Company and its shareholders as a whole under Cayman Islands law. Under the contractual arrangements with the VIE and its shareholders, (a) the Company may replace any such individual as a shareholder of the VIE at the Company’s discretion, and (b) each of these individuals has executed a power of attorney to appoint the WOFE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company’s favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

Vipshop Information’s total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations are as follows:

	As of December 31,
	2011	2012
	$	$
Total assets	60,721,481	173,424,245
Current Liabilities:
Accounts payable	(2,243,711)	(101,556)
Advance from customers	(15,378,465)	(55,948,713)
Accrued expenses and other current liabilities	(11,825,417)	(24,908,418)
Amounts due to related parties	(2,992,516)	(789,057)
Deferred income	(2,569,655)	(10,850,319)
Total current liabilities	(35,009,764)	(92,598,063)
Total liabilities	(35,009,764)	(92,598,063)
Total equity	25,711,717	80,826,182

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Net revenues	32,582,115	226,291,723	691,975,575
Total operating expenses	(11,626,563)	(55,725,479)	(70,858,631)
Net (loss) income	(8,339,525)	(26,409,424)	8,058,229

(c)                                  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-down, revenue recognition cut off adjustments, valuation allowance for deferred tax assets, valuation of ordinary shares and preferred shares when the preferred shares were issued, valuation of stock options. Changes in facts and circumstances may result in revised estimates.

(d)                                 Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand demand deposits and highly liquid investments with maturity of less than three months.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)                                  Held-to-maturity securities

The Group invests in debt securities which have fixed maturity dates, pay a fixed return on the amount invested and early redemption of these securities is not allowed. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Held-to-maturity securities are recorded at amortized cost and are classified as short-term, since their contractual maturity dates are less than one year.

(f)                                   Inventories

Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of goods sold in the consolidated statements of income (loss) and comprehensive income (loss).

(g)                                 Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years

Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

(h)                                 Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded impairments in the amount of nil, $437,725 and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

(i)                                    Revenue recognition

The Group recognizes revenue from the sale of apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its internet website and cellular phone application. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers to deliver goods to its customers directly from its own warehouses. The Group estimates and defers revenue and the related product costs for goods that are in-transit to the customers.

The Group offers customers with an unconditional right of return for a period of seven days. The Group defers revenue until the return period expires as it does not currently have sufficient historical data related to such sales to reasonably estimate the amount of future returns.

Revenue was recorded on a gross basis, net of surcharges and value added tax (“VAT”) of 17% of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group recorded revenue on a gross basis because the Group has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers’ selection and assumes credit risks on receivables from customers. The Group also retains some of general inventory risks despite its arrangements to return goods to some vendors within limited time periods.

Discount coupons membership reward program

The Group voluntarily provides discount coupons through certain co-operative websites or through public distributions during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. These discount coupons are recorded as reduction of revenues at the time of use. The Group has established a membership reward program wherein customers earn one point for one RMB of purchase made on the Group’s platforms. Existing members may also receive extra reward points at the time of the first purchase by those customers referred by them. Membership reward points can be either exchanged into coupons to be used in connection with subsequent purchases, or exchanged into free gifts. The expiry dates of these reward points vary based on different individual promotional programs, while the coupons expire three months after redemption. The Group accrues liabilities for the estimated value of the points earned and expected to be redeemed, which are based on all outstanding reward points related to prior purchases at the end of each reporting period, as it does not currently have sufficient historical data to reasonably estimate the usage rate of these reward points. These liabilities reflect management’s best estimate of the cost of future redemptions. As of December 31, 2011 and 2012, the Group recorded deferred revenue related to reward points earned from prior purchases of $2,569,655 and $10,513,246, respectively.

The Group does not charge any membership fees from its registered members. New members who register on the Group’s platforms or existing members introducing new members to the Group’s website will be granted free membership reward points, which can be used to redeem coupons for future purchases. These reward points are not related to prior purchases and are recorded as reduction of revenues at the time of use.

Amounts collected by delivery service providers but not yet remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. Revenues include fees charged to customers for shipping and handling expenses. The Company pays a fee to the delivery service provider and records such fee as shipping and handling expenses.

Other revenues

The Group conducts product promotion activities for certain brands on its website, including advanced and prominent placement of vendors’ products on its website, and technical consultations services related to on-line advertising. These revenues are recognized on a straight-line basis over the service periods, net of business tax of approximately 5% of service revenues.

(j)                                    Cost of goods sold

Cost of goods sold consists primarily of cost of merchandise sold and inventory write-down. The amounts of inventory write-down were $2,601,368, $1,694,336 and $12,166,659 for the years ended December 31, 2010, 2011 and 2012, respectively. Our cost of goods sold does not include shipping and handling expenses, payroll, bonus and benefits of logistic staffs or logistic centers rental expenses, therefore our cost of goods sold may not be comparable to other companies which include such expenses in their cost of goods sold.

(k)                                 Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

(l)                                    Marketing expenses

Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

The amounts of advertising expenses were $1,994,348, $14,562,477 and $29,332,178 for the years ended December 31, 2010, 2011 and 2012, respectively.

(m)                             Technology and content expenses

Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

(n)                                 General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

(o)                                 Foreign Currency Transactions and Translations

The functional currency of the Company and Vipshop HK are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the variable interest entity is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

The financial statements of the subsidiaries and the variable interest entity have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollars based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. The statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $44,478,829 and $123,300,918 at December 31, 2011 and 2012, respectively.

(p)                                 Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(q)                                 Value added taxes

The Company’s PRC subsidiaries are subject to VAT at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

(r)                                  Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income (loss) and comprehensive income (loss), and other comprehensive income (loss) includes foreign currency translation adjustments.

(s)                                   Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity securities, amounts due from related parties, other receivables and advances to suppliers. The Group places its cash and cash equivalents and held-to-maturity securities with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The principal amounts of all held-to maturity securities are guaranteed by the issuers. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. Amounts due from related parties are prepayments related to purchases of goods from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Company considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific delivery service providers and other information.

(t)                                    Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted deposits, accounts receivable, other receivables, accounts payable, other current liabilities, amounts due from and to related parties and short term bank borrowings, approximate their fair values.

(u)                                 Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of operations on a straight-line basis over the lease periods.

(v)                                 Share-based Compensation

Employee share-based compensation

Share-based payments make to employees, including employee stock options, and restricted shares issued to employees which the Company has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Modification of equity awards

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Non-employee share-based compensation

Share-based compensation make to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the stock price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.

As the quantity and terms of the equity instruments issued to non-employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

(w)                               Series A & B Convertible Preferred Shares

The Series A convertible preferred shares (“Series A Preferred Shares”) and the Series B convertible preferred shares (“Series B Preferred Shares”) are non-redeemable and classified as permanent equity and have been initially recorded at their fair value upon issuance.

In March 2012, upon the completion of the Company’s initial public offering, all Series A Preferred Shares and Series B Preferred Shares were automatically converted into ordinary shares.

(x)                                 Earnings (loss) per share

During the period when the preferred shares are outstanding, basic earnings (loss) per share are computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. The Group has determined that its convertible Series A and B Preferred Shares participate in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings (loss) per share. Under this method, net income (loss) applicable to holders of ordinary shares is allocated on a pro rata basis to the ordinary and convertible Series A and B Preferred shares to the extent that each class may share in income (loss) for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings (loss) per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

After the conversion of the preferred shares, basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into ordinary shares.

(y)                                 Recent Changes in Accounting Standards

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Accounts Receivable

3. Accounts Receivable

	As of December 31,
	2011	2012
	$	$
Components of accounts receivable are as follows:
Delivery service providers (note)	4,094,082	6,875,717
Other customers	56,582	114,843
Less: allowance for doubtful debts	—	—
Total	4,150,664	6,990,560

The accounts receivable for more than 10% are as follows:

	As of December 31
	2011	2012
Delivery service provider A	35%	—
Delivery service provider B	36%	—
Delivery service provider C	—	18%
Delivery service provider D	—	17%

Note:	For certain sales transactions, delivery service providers will collect payments from the Group’s customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables
Other Receivables

4. Other Receivables

	As of December 31
	2011	2012
	$	$
Components of other receivables are as follows:
Deposits (Note)	2,369,131	4,734,991
Cash advanced to staff	163,682	104,310
VAT receivable	6,756,228	4,934,645
Others	121,440	219,941
Total	9,410,481	9,993,887

Note:	Deposits consist of amounts paid to vendors for inventory, advertising, and rental deposits

Held-to-maturity securities	12 Months Ended
Dec. 31, 2012
Held-to-maturity securities
Held-to-maturity securities

5. Held-to-maturity securities

As of December 31, 2012, the Group’s held-to-maturity securities consist of five debt securities carried at amortized cost of $86,097,191, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrecognized holding gain as of December 31, 2012 was $1,026,325.

There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

	As of December 31
	2011	2012
	$	$
Cost
Furniture, fixtures and equipment	6,342,363	12,506,256
Leasehold improvements	1,372,451	2,624,050
Motor vehicles & Software	2,891,793	3,613,056
Sub-total	10,606,607	18,743,362
Less: accumulated depreciation	(1,458,445)	(6,105,795)
Property and equipment, net	9,148,162	12,637,567

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	—	352,921	2,265,757
Marketing expenses	—	2,128	6,648
Technology and content expenses	—	360,194	1,634,180
General and administrative expenses	103,193	653,581	620,537
Total	103,193	1,368,824	4,527,122

During the year ended December 31, 2011, the Group has recognized impairment loss of leasehold improvements in the amount of US$437,725. The amount has been charged to general and administrative expenses, as such loss relates to a leased office premise that has no future expected usage due to change of business plan.

Bank borrowings	12 Months Ended
Dec. 31, 2012
Bank borrowings
Bank borrowings

7. Bank borrowings

The Group had short term loans from banks in the total amount of US$12,710,720 and nil outstanding as of December 31, 2011 and 2012 respectively. The interest rates on the loans ranged from 105% to 120% of the benchmark interest rate quoted by the People’s Bank of China, the average interest rate was 7.11% for the period ended December 31, 2011. The restricted deposits of US$14,214,585 and nil as of December 31, 2011 and 2012 respectively, represent fixed guarantee deposits required by a bank for the loan and bank facility provided.

Accrued Expenses and other current liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and other current liabilities
Accrued Expenses and other current liabilities

8. Accrued Expenses and other current liabilities

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	1,458,279	6,442,327
Accrued shipping and handling expenses	7,156,721	16,979,115
Accrued payroll	2,660,630	8,049,376
Social benefit provision	1,599,125	2,189,601
Deposits from delivery service providers	1,091,056	3,730,277
Other tax payable	10,383,025	9,513,784
Accrued rental expenses	180,412	1,580,588
Accrued administrative expenses	331,226	2,028,619
Others	1,806,028	2,162,756
Total	26,666,502	52,676,443

Employee Retirement Benefit	12 Months Ended
Dec. 31, 2012
Employee Retirement Benefit
Employee Retirement Benefit

9. Employee Retirement Benefit

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions and accruals made for such employee benefits was $548,282, $2,651,763 and $5,280,299 for the years ended December 31, 2010, 2011 and 2012, respectively.

Distribution of Profit	12 Months Ended
Dec. 31, 2012
Distribution of Profit
Distribution of Profit

10. Distribution of Profit

Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds after offsetting accumulated losses from prior years, until the cumulative amount of such reserve fund reaches 50% of their registered capital. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at the discretion of the subsidiaries.

The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Group.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries transferred nil, nil and $266,478 to general reserve during the year ended December 31, 2010, 2011 and 2012, respectively.

Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

11. Capital Structure

On August 27, 2010, the Company was incorporated with authorized and issued share capital of $50,000 divided into 50,000 ordinary shares of par value of US$1.0 each to Mr. Eric Ya Shen, the Chairman and chief executive officer of the Company, Mr. Arthur Xiaobo Hong, the Vice Chairman of the Board of Directors of the Company (collectively, the “Founders”) and three other investors (the “Original Investors”).

On November 22, 2010, the Company subdivided its share capital into 500,000,000 shares at par value of US$0.0001 each. On the same day, the Company redeemed and cancelled 499,990,000 issued shares owned by the existing shareholders on a pro rata basis, at par value of US$0.0001 per share. As a result of these transactions, there were 10,000 issued and outstanding ordinary shares at par value of US$0.0001 per share.

Issuance of Series A Preferred Shares

In preparation for the issuance of the Company’s Series A Preferred Shares, the Series A Preferred Shares investors entered into three loans agreements with the Chairman of the Company on July 20, 2010, October 14, 2010 and December 17, 2010, with an aggregated amount of $9,709,643. Pursuant to these three loan agreements, the entire outstanding principals had been converted into the number of Series A Preferred Shares upon issuance of such shares. During 2010, the Chairman utilized the majority of the proceeds from these three loans to finance the operation of the Company through shareholder loans (refer to note 15).

On January 24, 2011, the Company, the Series A Preferred Share investors and the Chairman of the Company entered into the Loan Assignment and Assumption Agreement, pursuant to which the Chairman of the Company assigned the entire principal of the three loan agreements entered into with the Series A Preferred Shares investors to the Company (the “Assigned Loans”).

On January 31, 2011, the Company re-designated its authorized share capital of $50,000 divided into (a) 479,787,500 ordinary shares of par value of US$0.0001 each and (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each. On the same day, the Company issued 47,765,000 ordinary shares to its five original investors in the same proportion of their existing ownership. As a condition to the closing of the Series A Preferred Shares subscription, the Company also repurchased 1,837,500 ordinary shares from one of its Original Investors, Rapid Prince Development Limited (“Rapid Prince”), a company wholly owned by Mr. Bin Wu at an aggregate purchase price of $1,837,500 and these shares were cancelled on the same day.

On January 31, 2011, the shareholders and directors of the Company also resolved to reserve 7,350,000 ordinary shares for future issuance under the employee stock incentive plan to be adopted by the Company (the “ESOP”).

On February 21, 2011, 20,212,500 Series A Preferred Shares of US$0.0001 each were issued to investors for $20,212,781 or US$1 each. Concurrently, the Company entered into a Convertible Loan Agreement with the Series A Preferred Share investors, also the lenders of the three Assigned Loans, which converted the entire assigned loan amounts into part of the subscription price for Series A Preferred Shares upon closing.

The Assigned Loan amount was settled with the accumulated shareholders loan due from the Company to the Chairman on February 21, 2011. The rest of the subscription price of US$10,503,138 was settled in cash on February 23, 2011.

Each Series A Preferred Share were convertible, at the option of the holder, at any time after the date of issuance, into one ordinary share of the Company, subject to certain anti-dilution adjustments such as share splits and combination, adjustment for ordinary share dividends and distributions, reorganization and mergers. Each Series A Preferred Share were automatically converted into ordinary shares of the Company upon the closing of an initial public offering of the Company in the United States or on a reputable stock exchange determined by the Company, with gross proceeds to the Company of not less than $30,000,000 (the “Qualified IPO”), or in the event that holders of two-thirds of the Series A Preferred Shares then outstanding elect to convert. Each Series A Preferred Share carried such number of votes as was equal to the number of votes of ordinary shares then issuable upon the conversion of such Series A Preferred Shares, and was entitled to dividend declared or paid on ordinary shareholders on an as-if-converted basis.

Upon a liquidation event, the Series A Preferred Shares were entitled to receive out of the assets of the Company available for distribution to its members, prior and in preference to any distribution to ordinary shareholders, the amount of 120% of the Series A Preferred Shares subscription price, adjusted for certain anti-dilutive events, plus all declared but unpaid dividends and distribution on such Series A Preferred Shares. The Series A Preferred Shares were not redeemable at the option of the holders.

As another condition to the closing of the Series A Preferred Shares, the Founders and the Original Investors of the Company, entered into the Share Restriction Agreement with the Series A Preferred Share investors and the Company on February 21, 2011. Pursuant to which the Founders and the Original Investors are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interest in the Company before such shares are vested.

The shares held by the Founders were 40% vested immediately, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2011; provided that the Founders remain full-time employees of the Group at the end of such month. A total of 18,632,250 unvested share were held by the Founders as of February 21, 2011. The shares held by the Original Investors, were 25% vested on February 21, 2012, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2012. The Company had the option to repurchase the ordinary shares held by the Founders in the event a Founder ceased to be a full-time employee of the Group for any reasons. The Company had an irrevocable and exclusive option to repurchase all the unvested shares held by Founders at par value, and all the shares (including vested shares) held by the Founders at fair market value. The Founders and the Original Investors also agreed not to transfer their equity interest in the Company during the 180 day period following the effective date of the Company’s first registration statement, or such shorter periods as may be requested by the managing underwriter. The Share Restriction Agreement was terminated upon the closing of the Qualified IPO.

This Share Restriction Agreement between the Founders and the Company was accounted for as a reverse stock split follow by the grant of a restricted stock award under a stock-based compensation plan. Accordingly, the Group measured the fair value of the unvested shares of the Founders at grant date and recognizes the whole amount as compensation expense (refer to note 16(b)).

As a result of all the above transactions, the Company had an authorized capital of US$50,000 divided into (a) 479,787,500 ordinary shares of a par value of US$0.0001 each, 45,937,500 of which had been issued and outstanding, and (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each, all of which had been issued and outstanding. All ordinary shares and per share data had been retroactively restated, unless otherwise indicated, in the accompanying consolidated financial statements and notes to the financial statements for all periods presented to reflect the impact of the above transactions.

The Group recorded the initial carrying amount of the convertible non-redeemable Series A Preferred Shares as equity at US$20,113,898, which was the total proceed from the issuance of the shares offset by the direct costs of equity issuance of US$98,883.

The fair value of Series A Preferred Shares on issuance date of February 21, 2011 was determined to be US$3.75 per share, and the fair value of ordinary shares of the Company was determined to be US$3.43 per share on that day. Series A Preferred Shareholders paid approximately US$1.00 per share.

When estimating the fair values of the ordinary shares as of the issuance date. The Group first determined its enterprise value by means of a discounted cash flow analysis. The discounted cash flow derived by management considered the Group’s future business plan, specific business and financial risks, the stage of development of the Group’s operations and economic and competitive elements affecting the Group’s business, industry and market, and with reference to equity transactions of the Company. The Group then allocated the resulting enterprise value between the ordinary shares and Series A Preferred Shares. The fair values of the shares were determined with the assistance of an independent valuation firm.

The Company recognized a deemed dividend of US$49,214,977 for the beneficial conversion feature (“BCF”) the Series A Preferred Shareholders received, which is equal to the amount of the intrinsic value of the conversion feature. The intrinsic value was calculated at the commitment date of February 21, 2011, as the difference between the effective conversion price based on the proceeds received of approximately US$1.00 per share and the fair value of the ordinary shares of US$3.43 per share into which the Series A Preferred Shares are convertible, multiplied by the number of ordinary shares into which the Series A Preferred Shares was convertible.

Issuance of Series B Preferred Shares

On April 11, 2011, in preparation for the closing of the subscription of the 8,166,667 Series B Preferred Shares, the Company re-designated its authorized capital of US$50,000 to be divided into (a) 471,620,833 ordinary shares of par value of US$0.0001 each, (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each, and (c) 8,166,667 Series B Preferred Shares of par value of US$0.0001 each. All of the issued and outstanding 45,937,500 ordinary shares and 20,212,500 issued and outstanding Series A Preferred Shares remain unchanged. On the same date, 8,166,667 Series B Preferred Shares were issued to investors, for a total consideration of US$41,223,892 (approximately $5.05 per Series B Preferred Share).

Series B Preferred Shareholders had the same rights as Series A Preferred Shareholders as described above, except a different liquidation preference. Upon a liquidation event, and the valuation of the liquidation event was more than RMB5 billion, the holders of the Series B Preferred Shares was entitled to receive on a pro rata basis, the RMB$100 million prior to any distribution to the holders of any other class of shares. After such distribution, the holders of the Series B Preferred Shares was entitled to receive the amount equal to 135% of the Series B Preferred Shares purchase price, plus all declared but unpaid dividends and distributions on such Series B Preferred Shares. Lastly, if there were still any assets or funds, then each holder of Series A Preferred Shares were entitled to receive their distribution at 120% of the Series A purchase price as described above.

On April 11, 2011, the Company also adopted the Second Amended and Restated Memorandum and Articles of Association, which raised the amount of the Qualified IPO to an offering with gross proceeds to the Company of not less than $150,000,000. Based on the Second Amended and Restated Memorandum and Articles of Association, each Series A and B Preferred Share were automatically converted into ordinary share upon the closing of the Qualified IPO or with the written consent of the holders of two-thirds of the Series A and B Preferred Shares then outstanding.

On April 11, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders, entered into the Amended and Restated Share Restriction Agreement (the “Amended SRA”) which superseded and replaced in its entirety the Share Restriction Agreement dated February 21, 2011 (the “Original SRA”). The Amended SRA included the Series B Preferred Shareholders as an addition party to the agreement, but did not change any of the significant terms of the Original SRA.

The Group recorded the initial carrying amount of the convertible non-redeemable Series B Preferred Shares as equity at US$41,147,021, which was the total proceed from the issuance of the shares offset by the direct costs of equity issuance of US$76,871.

The fair value of Series B Preferred Shares on issuance date of April 11, 2011 was determined to be US$5.04 per share, and the fair value of ordinary shares of the Company was determined to be US$3.79 per share on that day. Series B Preferred Shareholders paid approximately US$5.05 per share. Accordingly, there is no BCF related to the issuance of Series B Preferred Shares.

The Group determined the fair value of its Series B Preferred Shares and ordinary shares on April 11, 2011 using the same methodologies as its February 21, 2011 valuations described above.

Ordinary shares transactions in June 2011

On June 15, 2011, the Chairman and two of the Original Investors, collectively through their respective investment holding companies, transferred 215,431 ordinary shares to Rapid Prince at nil consideration, to correct for an unintended error in earlier share distributions.

On the same date, Elegant Motion Holdings Limited (“Elegant Motion”), a company wholly-owned by the Chairman, transferred 1,521,007 ordinary shares of the Company to High Vivacity Holdings Limited (“High Vivacity”), a company wholly-owned by the Mr. Arthur Xiaobo Hong at nil consideration. This transaction was conducted to redistribute the Founders’ diluted shareholdings of the Company to align their original agreed upon shareholdings after taken into the effect of the dilutions incurred from the issuance of Series A and B Preferred Shares and the ESOP. As Mr. Arthur Xiaobao Hong is the Group’s Founder and has served as the Vice Chairman of the Board of Directors of the Group since its inception, the Company considers the transfer of 1,521,007 ordinary shares from Elegant Motion to High Vivacity a compensation for past services. Accordingly, the Group recognized a stock based compensation of US$6,205,709 on the date of grant based on the fair value of the Company’s ordinary share of US$4.08 per share on June 15, 2011, multiple by 1,521,007 ordinary shares transferred (refer to note 16(c)).

Further, the Company also issued 198,106 ordinary shares to Elegant Motion and 99,053 ordinary shares to High Vivacity at an aggregate price of US$1.5 million (approximately US$5.05 per share) on June 15, 2011.

Termination of the Amended SRA in December 2011

On December 8, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders, entered into the Termination Agreement to terminate the Amended SRA. Such termination of the Amended SRA was without prejudice to any rights, obligations or claims that have accrued and were outstanding as at the date of such termination. Such transaction was accounted for as a modification of the vesting conditions of the Founders’ restricted stock award (refer to note 16(b) for details).

2012 Stock Incentive Plan

In March 2012, the Company adopted the Vipshop Holdings Limited 2012 Stock Incentive Plan (the “2012 Plan”). The plan permitted the grant of options to purchase the Company’s ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the plan. The maximum aggregate number of shares that could be issued pursuant to the 2012 Share Incentive Plan was 9,000,000.

Initial public offering

In March 2012, upon the completion of the Company’s initial public offering, all Series A Preferred Shares and Series B Preferred Shares were automatically converted into 20,212,500 and 12,682,206 ordinary shares respectively. In addition, as part of the initial public offering, the Company issued 22,009,200 ordinary shares. The gross proceeds received were US$66,022,797 and the related issuance costs were US$3,332,962.

Exercise of stock options

During the year ended December 31, 2012, 146,316 ordinary shares were issued respectively as a result of exercises of share options by employees.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

12. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The provision for current income taxes of the subsidiary operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% for the year ended December 31, 2010, 2011 and 2012, if applicable.

People’s Republic of China

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax Law (“New Tax Law”) which became effective on January 1, 2008. Under the New Tax Law, domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. While the New Tax Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. The Group’s subsidiaries and the variable interest entity in the PRC are all subject to the tax rate of 25% for the periods presented, except for Vipshop Jianyang that enjoyed the following preferential tax treatment:

Vipshop Jianyang was classified as a domestically-owned enterprise in the western regions that is in an industry sector encouraged by the PRC government. The management of the Group expects that Vipshop Jianyang will obtain final approval from the local tax bureau to enjoy a preferential tax rate of 15% for the year ended December 31, 2012 before its annual EIT filing in 2013. Accordingly, Vipshop Jianyang has accrued for income tax expenses using the tax rate of 15% for the year ended December 31, 2012.

The term “domestically-owned enterprises in an industry sector encouraged by the PRC government” as used herein refers to any enterprise that its primary business falls into the scopes of the encouraged industries stipulated in the existing related policies, including Industrial Restructuring Guidance Catalogue (2011), Industrial Restructuring Guidance Catalogue (2005), Catalogue for the Guidance of Foreign Investment Industries (Revised in 2007), and Catalogues of Foreign-invested Advantage Industries in Central-Western Areas (2008 Revision), and the annual primary business revenue of which accounts for more than 70% of the total enterprise revenue.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. At December 31, 2011 and 2012, the Group had no unrecognized tax benefits. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($16,051) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

Income tax expense is comprised of:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Current tax (note)	—	—	706,173
Deferred tax	—	—	—
Total tax expenses	—	—	706,173

Note:                  All current tax was related to income tax in PRC.

Under the New Tax Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-residential enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC. On December 6, 2007, the State Council of the PRC issued New Enterprise Income Tax Implementation Regulations on the New Taxation Law (“New EIT Implementation Regulations”). Under the New EIT Implementation Regulations, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Tax Law and the New EIT Implementation Regulations, a resident enterprise’s global net income will be subject to a 25% enterprise income tax rate. Uncertainties exist with respect to how the New Tax Law and New EIT Implementation Regulations apply to the Group’s overall operations, and more specifically, with regard to tax residency status. On April 22, 2009, the State Administration of Taxation, or the SAT, issued SAT Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a PRC-controlled enterprise that is incorporated offshore is located in China. In addition, the SAT issued a bulletin on July 27, 2011 providing more guidance on the implementation of Circular 82 and clarifies matters such as resident status determination. Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, none of them had profit and no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.

If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.

A reconciliation of the income tax expense (credit) to loss before income tax computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of operations is as follows:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Loss before income tax	(8,365,848)	(107,271,525)	(8,765,901)
Computed income tax expense at PRC EIT tax rate	(2,091,462)	(26,817,881)	(2,191,475)
Effect of non-deductible expenses	118,881	19,532,656	938,532
Effect of different tax rates of a subsidiary operating in other jurisdiction	—	44,048	135,975
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	—	—	(136,527)
Change in valuation allowance	1,972,581	7,241,177	1,959,668
Actual income tax expenses	—	—	706,173

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
The aggregate effect	—	—	136,527
Per share effect—basic	—	—	0.00
Per share effect—diluted	—	—	0.00

The principal components of deferred tax assets are as follows:

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Net operating loss carry forwards	6,411,543	1,752,613
Allowance for doubtful debts	12,857	62,369
Inventory write-down	394,082	2,672,334
Payroll payable and other accruals	1,561,864	2,139,275
Deferred revenue	1,584,985	5,443,072
Others	14,503	14,653
Foreign exchange (note)	(343,023)	(487,837)
Less: valuation allowance	(9,636,811)	(11,596,479)
Total deferred tax assets	—	—

The amount of tax loss carried forward was US$25,822,363 and US$7,730,540 of December 31, 2011 and 2012, respectively, for the Group’s certain subsidiaries and the variable interest entity in the PRC.

The Group has provided a valuation allowance for the full amount of the deferred tax assets relating to the future benefit of net operating loss carried forward of certain subsidiaries and the variable interest entity as management is not able to conclude that the future realization of those net operating loss carry forwards is more likely than not.

Note:

Foreign exchange represents the differences of exchange rate on balance sheet date used to translate the deferred tax assets balances and the weighted average rate used to translate the valuation allowance recognized during the period.

Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Share
Net Loss Per Share

13. Net Loss Per Share

The Group had the following securities which could potentially dilute basic net loss per share in the future, but which were excluded from the computation of diluted net loss per share in the periods presented, as their effects would have been anti-dilutive.

	As of December 31,
	2010	2011	2012
Employee Stock Options	—	7,167,138	6,657,794
Series A Preferred Shares	—	20,212,500	—
Series B Preferred Shares	—	8,166,667	—
Non-vested ordinary shares	—	—	741,500

Basic net loss per share is based on the weighted average number of common shares outstanding during each period. For the purpose of calculating basic earnings per share as a result of the Reorganization, the number of ordinary shares used in the calculation reflects the issuance of ordinary shares as if it took place on August 22, 2008.

The calculations of basic net and diluted loss per share are computed as follows:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Numerator:
Net loss	(8,365,848)	(107,271,525)	(9,472,074)
Deemed dividend on issuance of Series A
Preferred Shares	—	(49,214,977)	—
Net loss attributable to ordinary shareholders	(8,365,848)	(156,486,502)	(9,472,074)
Denominator:
Weighted-average ordinary shares	47,775,000	46,255,574	88,849,206
Outstanding—basic and diluted
Basic net loss per share	(0.18)	(3.38)	(0.11)
Diluted net loss per share	(0.18)	(3.38)	(0.11)

The Series A and B Preferred shares are convertible participating securities but have not been included in the computation of basic net loss per share for the periods presented, as based on the contractual terms, Series A and B Preferred shareholders have no contractual obligation to share in the losses of the Company.

The Company granted a number of non-vested ordinary shares to an executive officer and certain employees during 2012 (refer to Note 16 (d)), these non-vested shares are not included in the computation of basic earnings per share. Such shares are considered contingently returnable shares because in the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

Operating Leases Agreements

The Group leases office space and certain equipment under non-cancellable operating lease agreements that expire at various dates through December 2020. Those lease agreements provide for periodic rental increases based on both contractual incremental rates and inflation rates adjustments over the leased periods. During the three years ended December 31, 2010, 2011 and 2012, the Company incurred rental expenses amounting to $522,471, $3,153,903 and $7,500,451, respectively.

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2013	13,581,686
Year ending December 31, 2014	15,323,926
Year ending December 31, 2015	12,272,267
Year ending December 31, 2016	11,648,350
Year ending December 31, 2017	11,648,350
Over December 31, 2017	20,723,438
Total minimum lease payments	85,198,017

Capital commitment

As of December 31, 2012, the Group had contracted for capital expenditures of $1,096,251.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.

The Group has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to $1,559,125 and $2,189,601 as of December 31, 2011 and 2012, respectively. However, accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities have not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any significant interests or penalties.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

15. Related Party Transactions

For the years ended December 31, 2011 and 2012, the Group entered into the following material related party transactions:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Purchase of goods	2,352,164	6,310,308	6,663,431

Details of those material related party transactions provided in the table above are as follows:

(a)                                 Amounts due from related parties

Amounts due from related parties as of December 31, 2011 and 2012 amounted to $2,101,853 and $177,237 respectively are prepayments related to purchases of goods from the entities controlled by shareholders of the Company.

(b)                                Amounts due to related parties

Amounts due to related parties are made up by shareholder loans and amounts due to companies controlled by shareholders.

Shareholders provided loans to the Group, which are mainly used for working capital purposes. The outstanding loan balances due to shareholders as of December 31, 2011 and 2012 amounted to $2,948,446 and $789,700 respectively, were unsecured, interest free and repayable on demand. The shareholder loan amount of $578,809 and $789,700 as of December 31, 2011 and 2012 respectively was mainly funded by the Chairman.

The amounts due to companies controlled or significantly influenced by shareholders as of December 31, 2011 and 2012 amounted to $849,062 and $546,056 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods from companies controlled by shareholders.

Share-based Payments	12 Months Ended
Dec. 31, 2012
Share-based Payments
Share-based Payments

16. Share-based Payments

(a)                                 Stock incentive plan

In March 2011, the Company adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the “2011 Plan”), which provide up to an aggregate of 7,350,000 ordinary shares of the Company as stock based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

In 2012, the Company adopted the 2012 Plan, which provide up to an aggregate of 9,000,000 ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

During the year ended December 31, 2011 and 2012, a total of 7,167,138 and 758,048 share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan respectively.

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30,2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30,2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910

25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

The expiration dates of the above options were 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period was nine months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Company shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The stock option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Company to exercise voting rights with respect to the shares.

The Company uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 9% respectively.

The assumptions used in determining the fair value of the share options were as follows:

Assumptions	Valuation as of March 18, 2011	Valuation as of March 28, 2011	Valuation as of July 10, 2011	Valuation as of August 30, 2011	Valuation as of November 30, 2011	Valuation as of December 31, 2012 (granted on February 1, 2012)	Valuation as of April 16, 2012
Expected dividend yield	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	3.725%	3.778%	4.127%	3.116%	2.853%	2.5362%	3.002%
Expected Volatility	56.68%	56.53%	55.26%	54.99%	54.00%	51.33%	53.12%
Expected life	10 years	10 years	10 years	10 years	10 years	4.5 years	10 years
Exercise multiples	2.8 times	2.2 times	2.2 times	2.2 times	2.2 to 2.8 times*	N/A**	2.2 to 2.8 times***
Fair value of underlying ordinary shares	3.40	3.44	4.31	4.78	6.36	8.92	2.51
Type of valuation	Retrospective	Retrospective	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous

*	2.2 times multiple for 1,310,000 numbers of options granted to employees; 2.8 times multiple for 551,250 numbers of options granted to independent directors.

**	The options were granted to a non-employee, the exercise multiple is not considered.

***	2.2 times multiple for 452,000 numbers of options granted to employees; 2.8 times multiple for 101,138 numbers of options granted to independent directors.

Notes:

(1)                                 Expected dividend yield:

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)                                 Risk-free interest rate:

Risk-free interest rate was estimated based on the fair market yields of China International Government Bond as of the valuation dates with a maturity period close to the expected life of the options.

(3)                                 Expected volatility:

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected maturity period of the options.

(4)                                 Expected life:

As the Company did not have sufficient historical share option exercise experience, it estimated the expected life based on the term according to the option agreement.

(5)                                 Exercise multiples:

The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options.

As the Company did not have sufficient information of past employee exercise history, it estimated the exercise multiples based on researches conducted by Huddart and Lang (1995).

(6)                                 Fair value of underlying ordinary shares:

(i)                                     When estimating the fair value of the ordinary shares on grant dates as of March 18, 2011 and March 28, 2011, the Group determined its enterprise value by means of a discounted cash flow analysis using the retrospective approach, and when estimating the fair value of the ordinary shares on grant dates as of August 30, 2011 and November 30, 2011, the Group determined its enterprise price value by means of a discounted cash flow analysis using the contemporaneous approach. The discounted cash flow derived by management considered the Group’s future business plan, specific business and financial risks, the stage of development of the Group’s operations and economic and competitive elements affecting the Group’s business, industry and market, and with reference to equity transactions of the Company. The Group then allocated the resulting enterprise value between the ordinary shares and Series A Preferred Shares. The fair values of the shares were determined with the assistance of an independent valuation firm.

(ii)                                  The Group attributed the ordinary shares underlying the options granted on July 10, 2011 at an estimated fair value of $4.31 per share, determined based on the linear relationship between the fair value of the ordinary shares as of June 15, 2011 and the fair value of the ordinary shares as of August 30, 2011.

(iii)                               After the Company’s initial public offering in March 2012, the fair values of ordinary shares were determined based on actual quoted prices (unadjusted) in the market.

For the year ended December 31, 2010, 2011 and 2012, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$	$			$
As of January 1, 2010 and 2011	—	—	—
Granted during the period	7,167,138	1.25	3.61 years	3.40	3.09	22,119,207
Outstanding as of December 31, 2011	7,167,138	1.25	3.06 years
Granted	758,048	2.51	3.26 years	1.91	0.59	449,469
Exercised	(146,316)	1.31	2.53 years	3.62	5.74	840,014
Forfeited	(376,028)	0.90	2.42 years	1.88
Outstanding as of December 31, 2012	7,402,842	1.16	2.16 years
Non-vested as of December 31,2012	4,256,083			3.29
Options vested and expected to vest as of December 31, 2012	7,242,920	1.14	2.14 years			56,324,013
Exercisable as of December 31, 2012	3,146,759	0.78	1.78 years			25,602,927

For the year ended December 31, 2010, 2011 and 2012, the Group recognized share-based payment expenses of nil, $3,813,576 and $7,369,081 in connection with the share options granted to employees, respectively. The total fair value of shares vested during 2012 was $10,617,312.

As of December 31, 2011 and 2012, there was $19,767,597 and $14,511,914 unrecognized compensation cost related to unvested share options granted to executive and employees of the Group respectively. The unvested share options expense relating to the stock options of the Group is expected to be recognized over a weighted-average period of 3.06 and 2.45 years on a straight-line basis schedule as of December 31, 2011 and 2012 respectively.

Option modification

In July 2012, the Board of Directors approved an option modification to reduce the exercise price of 819,638 options from $2.52 to $0.50 per ordinary shares. All other terms of the share options granted under the 2011 stock option plan remain unchanged. The modification resulted in incremental compensation cost of $1,122,360, of which $484,862 was recorded during the year ended December 31, 2012. The remaining $637,498 will be amortized over the remaining vesting period of the modified options up to August 2015.

The fair value of the options immediately before and after the aforementioned modification is estimated on that date using the Black-Scholes option pricing model with the assumptions noted below. The basis of the assumptions used is similar to those explained in this note above.

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

(b)                                 Founders’ unvested shares

As described on note 11, the Founders’ unvested ordinary shares pursuant to the Share Restricted Agreement dated February 21, 2011 and the Amended SRA dated April 11, 2011, were measured at grant date fair value and to be recognized as compensation expense over the vesting periods. The shares held by the Founders shall be 40% vested immediately, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2011; provided that the Founders remain full-time employees of the Group at the end of such month. The Company has the option to repurchase the ordinary shares held by the Founders in the event a Founder ceases to be a full-time employee of the Group for any reasons. The Company shall have an irrevocable and exclusive option to repurchase all the unvested shares held by Founders at par value, and all the shares (including vested shares) held by the Founders at fair market value.

Before the Founders’ unvested shares were vested and released from the repurchase rights, the Founders shall be entitled to all rights and privileges as shareholders of the ordinary shares, including voting rights and dividends. Therefore, these unvested shares were considered participating securities for the purpose of earnings (loss) per share calculation.

On December 8, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders entered into the Termination Agreement to terminate the Amended SRA. This transaction in substance accelerated the vesting terms of services provided by the Founders related to their restricted stock awards, from the original vesting terms to December 8, 2011. Accordingly, this transaction was accounted for as a modification of the vesting conditions, and all unrecognized share-based compensation expense related to the Founders’ unvested shares as of December 8, 2011 was expensed to profit or loss on that day.

For the year ended December 31, 2011, the Group recorded share-based compensation expense of $63,908,618 related to the unvested shares of the Founders.

(c)                                  Ordinary shares transferred to the Vice Chairman of the Board of Directors

On June 15, 2011, Elegant Motion, a company wholly-owned by the Chairman, transferred 1,521,007 ordinary shares to High Vivacity, a company wholly-owned by Mr. Hong, who is an employee and vice chairman of the board of directors of the Company. The transfer of shares was intended to compensate Mr. Hong’s contribution for his services as an employee of the Company. In conjunction with the Reorganization of the Company that took place in 2011, Mr. Shen determined the number of ordinary shares and executed the share transfer on June 10, 2011. The Company considers June 10, 2011 as the grant date of the share award. Accordingly, the transaction was recognized as share-based compensation for past services of Mr. Arthur Xiaobo on the grant date. The Group recognized a share-based compensation of US$6,205,708 on June 15, 2011, based on the fair value of the Company’s ordinary share of US$4.08 per share on that date multiple by 1,521,007 ordinary shares transferred.

The following table summarizes information regarding the ordinary shares granted during the year ended December, 31 2011 as share-based compensation:

	Number of ordinary shares	Weighted average granted date fair value(A)
Ordinary shares granted as share-based compensation outstanding as of January 1, 2011	—	—
Granted (note 16(b))	18,632,250	3.43
Granted (note 16(c))	1,521,007	4.08
Vested	(20,153,257)
Outstanding as of December 31, 2011	—	—

Note A:	The fair value of ordinary shares are determined using the same methodologies as described in note 16(a) footnote 6(i), with the assistance of an independent valuation firm

(d)                                 Non-vested shares

During 2012, a total of 741,500 non-vested shares were granted to an executive officer and employees of the Group under the 2012 stock incentive plan. The Company granted 367,500, 340,000 and 34,000 non-vested shares on June 1, September 30 and October 1, 2012 respectively. These shares have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three-fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

The Group recognized compensation expense over the four year service period on a straight line basis, and applied a forfeiture rate of 9% on 374,000 non-vested shares grant to certain employees. The aggregate fair value of the restricted shares at grant dates was $2,413,092. The fair values of non-vested shares are measured at the fair value of the Company’s ordinary shares on the grant-date, which was US$2.76, US$3.75 and US$3.70 on June 1, September 30 and October 1, 2012 respectively.

As of December 31, 2012 there was $2,059,168 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 3.62 years. The weighted average granted fair value of non-vested shares granted during the year ended December 31, 2012 was $3.25. There has been no forfeiture of non-vested shares during the year ended December 31, 2012.

(e)                                  Share-based compensation expenses

For the years ended December 31, 2010, 2011 and 2012, share-based compensation expenses have been included in the following balances on the consolidated statements of income (loss) and comprehensive income (loss):

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Fulfillment expenses	—	(297,095)	(292,866)
Marketing expenses	—	(184,404)	(169,100)
Technology and content expenses	—	(729,420)	(897,133)
General and administrative expenses	—	(72,716,983)	(6,237,850)
	—	(73,927,902)	(7,596,949)

Segment information	12 Months Ended
Dec. 31, 2012
Segment information
Segment information

17. Segment information

The Group has only one reportable segment, which is the sales, product distribution and offering of goods on its online platforms. The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group’s net revenues are all generated from customers in the PRC. Hence, the Group operates and manages its business without segments. All the property, plant and equipment of the Group are located at the PRC.

Product revenues: relate to sales of apparel, shoes and bags and other products.

Other revenues: relate to revenues generated from product promotion activities provided to certain brands of the Group, including advanced and prominent placement of vendors’ products on the Group’s website and technical consultations services related to on-line advertising.

Revenues from different product groups and services are as follow:

	As of December 31,
	2011	2012
	$	$
Product revenues
Apparel	92,954,694	296,463,332
Shoes and bags	31,673,858	84,801,417
Cosmetics	27,261,876	75,221,908
Sportswear and sporting goods	26,652,998	70,721,110
Home goods and other lifestyle products	17,893,172	68,810,873
Other goods	29,855,125	94,038,609
	226,291,723	690,057,249
Other revenues	851,153	2,055,715
Total net revenues	227,142,876	692,112,964

Subsequent event	12 Months Ended
Dec. 31, 2012
Subsequent event
Subsequent event

18. Subsequent event

(a)  On January 1, 2013, the Company has granted an executive the option to purchase 400,000 ordinary shares of the Company, with an exercise price of US$0.5 per share, in accordance with the provisions of the 2012 Plan. Starting from the grant date, each one-forty-eighth of the total option will vest and become exercisable at the end of each month thereafter.

(b)  On January 1, 2003, the Group also granted 561,000 non-vested ordinary shares to its employees and independent directors. These shares have a vesting period of four years of employment services with the first twenty five percent vesting on the first anniversary of the grant date, and the remaining seventy five percent vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold, pledged or otherwise transferred, and the holder has no voting or dividend right on the non-vested shares. The aggregate fair value of the non-vested shares on grant date was US$5,004,120.

(c)  On March 19, 2013, the Group completed its follow-on public offering of an aggregate of 7,200,000 American depositary shares (“ADSs”) by the Company and certain selling shareholders, priced at US$24.00 per ADS. 4,000,000 ADSs are being offered by the Company and an aggregate of 3,200,000 ADSs are being offered by the selling shareholders. Each ADS represents two ordinary shares of the Company. Concurrently, the underwriters exercised in full the option to purchase an aggregate of 1,080,000 additional ADSs from certain selling shareholders at the public offering price of the follow-on offering.  The gross proceeds to the Group were approximately US$96 million. The Group would not receive any proceeds from the sale of the ADSs by the selling shareholders.

Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

Vipshop Holdings Limited

Schedule I—Condensed Financial Information

Statements of Income (Loss) and Comprehensive Income (Loss)

(In U.S. dollars, except for share data)

	8.27.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
General and administrative expenses	—	(73,927,902)	(7,596,949)
Loss from operations	—	(73,927,902)	(7,596,949)
Equity in losses of subsidiaries and a variable interest entity	(6,657,478)	(33,343,623)	(1,875,125)
Net loss	(6,657,478)	(107,271,525)	(9,472,074)
Deemed dividend on issuance of Series A Preferred Shares	—	(49,214,977)	—
Net loss attributable to ordinary shareholders	(6,657,478)	(156,486,502)	(9,472,074)
Net loss	(6,657,478)	(107,271,525)	(9,472,074)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(155,502)	(569,628)	994,606
Comprehensive loss	(6,812,980)	(107,841,153)	(8,477,468)

Vipshop Holdings Limited

Schedule I—Condensed Financial Information

Balance Sheets

(In U.S. dollars, except for share data)

	As of December 31,
	2011	2012
	$	$
ASSETS
NON-CURRENT ASSETS
Amount due from a subsidiary	18,289,203	82,582,815
TOTAL ASSETS	18,289,203	82,582,815
LIABILITIES AND EQUITY(DEFICIT)
Amount due to a shareholder	1	1
Total liabilities	1	1
EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	4,624	10,128
Series A Preferred Shares (US$0.0001 par value, 20,212,500 shares authorized, issued and outstanding as of December 31, 2011)	20,113,898	—
Series B Preferred Shares (US$0.0001 par value, 8,166,667 shares authorized, issued and outstanding as of December 31, 2011)	41,147,021	—
Additional paid-in capital	124,341,953	258,368,448
Accumulated losses	(166,553,261)	(176,025,335)
Accumulated other comprehensive income (loss)	(765,033)	229,573
Total shareholders’ equity	18,289,202	82,582,814
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	18,289,203	82,582,815

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders’ Equity (Deficit)

(In U.S. dollars, except for share data)

	Series A Preferred shares		Series B Preferred shares		Ordinary shares		Additional paid-in	Accumulated	Accumulated other comprehensive
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	capital	losses	income (loss)	Total
		$		$		$	$	$	$	$
Balance as of August 27, 2010	—	—	—	—	47,775,000	4,778	145,805	(3,409,281)	(39,903)	(3,298,601)
Net loss	—	—	—	—	—	—	—	(6,657,478)	—	(6,657,478)
Foreign currency translation	—	—	—	—	—	—	—	—	(155,502)	(155,502)
Balance as of December 31, 2010	—	—	—	—	47,775,000	4,778	145,805	(10,066,759)	(195,405)	(10,111,581)
Net loss	—	—	—	—	—	—	—	(107,271,525)	—	(107,271,525)
Repurchase of ordinary shares	—	—	—	—	(1,837,500)	(184)	(1,837,316)	—	—	(1,837,500)
Issuance of ordinary shares	—	—	—	—	297,159	30	1,499,964	—	—	1,499,994
Issuance of Series A Preferred shares	20,212,500	20,113,898	—	—	—	—	—	—	—	20,113,898
Issuance of Series B Preferred shares	—	—	8,166,667	41,147,021	—	—	—	—	—	41,147,021
Registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	1,390,621	—	—	1,390,621
Deemed dividend on issuance of Series A Preferred shares	—	—	—	—	—	—	49,214,977	(49,214,977)	—	—
Share-based compensation expenses	—	—	—	—	—	—	73,927,902	—	—	73,927,902
Foreign currency translation	—	—	—	—	—	—	—	—	(569,628)	(569,628)
Balance as of December 31, 2011	20,212,500	20,113,898	8,166,667	41,147,021	46,234,659	4,624	124,341,953	(166,553,261)	(765,033)	18,289,202
Net loss	—	—	—	—	—	—	—	(9,472,074)	—	(9,472,074)
Issuance of ordinary shares pursuant to initial public offering	—	—	—	—	22,009,200	2,201	66,020,596	—	—	66,022,797
Direct offering expenses	—	—	—	—	—	—	(3,332,962)	—	—	(3,332,962)
Conversion of Series A Preferred Shares into ordinary shares	(20,212,500)	(20,113,898)	—	—	20,212,500	2,021	20,111,877	—	—	—
Conversion of Series B Preferred Shares into ordinary shares	—	—	(8,166,667)	(41,147,021)	12,682,206	1,268	41,145,753	—	—	—
Proceeds from registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	2,292,763	—	—	2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	146,316	14	191,519	—	—	191,533
Share-based compensation expenses	—	—	—	—	—	—	7,596,949	—	—	7,596,949
Foreign currency translation	—	—	—	—	—	—	—	—	994,606	994,606
Balance as of December 31, 2012	—	—	—	—	101,284,881	10,128	258,368,448	(176,025,335)	229,573	82,582,814

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(In U.S. dollars, except for share or per share data)

Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2011 and 2012, $34,351,666 and $121,629,677 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the WFOE and the VIE from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WFOE or the VIE to the Company during the periods presented. Total restricted net assets of the Group include net assets of VIE and paid in capital of WOFE. The balance of restricted net assets was $34,351,666 and $121,629,677, of which $1,536,426 and $3,829,188 was attributed to the net assets of the VIE and $31,226,400 and $105,000,000 was attributed to the paid in capital of the WFOE, as of December 31, 2011 and 2012, respectively.

During the each of the three years in the period ended December 31, 2012, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries and its variable interest entity. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

No cash flow statement has been presented as the Parent Company has no cash transactions for all the years presented.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b)                                 Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

The Company evaluates the need to consolidate its VIE in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

Details of certain key agreements entered into between the WOFE, the VIE and each of its individual shareholders on January 20, 2011 are as follows:

Power of Attorney Agreements:  Each equity holder of Vipshop Information irrevocably authorized the WOFE to exercise the rights related to their shareholdings, including attending shareholders’ meetings and voting on their behalf on all matters, including but not limited to matters related to the transfer, pledge or disposition of their respective equity interests in Vipshop Information, and appointment of the executive directors and senior management of Vipshop Information. The WOFE has the right to appoint any individual or entity to exercise the power of attorney on its behalf. Each power of attorney will remain in effect until the shareholder ceases to hold any equity interest in Vipshop Information.

Exclusive Business Cooperation Agreement:  The WOFE entered into an agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. In considerations of these services, Vipshop Information shall pay the WOFE fees equal to 100% of its net income, the rate of service fees may be adjusted upon mutual discussions between the two parties. The WOFE is the exclusive provider of these services for a term of 10 years.

Equity Interest Pledge Agreements:  Each equity holder of Vipshop Information pledged all their respective equity interests in Vipshop Information as security to ensure that Vipshop Information fully performs its obligations under the Exclusive Business Cooperation Agreement, and pays the consulting and service fees to the WOFE when the fees becomes due.

Exclusive Option Agreements:  Each equity holder of Vipshop Information granted the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons to purchase, their equity interest in Vipshop Information at the WOFE’s sole and absolute discretion to the extent permitted by the PRC laws. The purchase price is 10 Renminbi (“RMB”) (US$1.61); if appraisal is required by laws of the PRC at the time when the WOFE exercises the option, the parties shall negotiate in good faith, to make necessary adjustments to the purchase price based on the appraisal result to comply with applicable laws of the PRC.

On October 8, 2011, the WOFE entered into the following amended agreements with Vipshop Information and each of its individual shareholders to replace the respective original agreements entered into on January 20, 2011:

Amended and Restated Exclusive Business Cooperation Agreement:  The WOFE entered into this agreement with Vipshop Information to provide Vipshop Information with technical, consulting and other services. This agreement replaced the original Exclusive Business Cooperation Agreement dated January 20, 2011. There was no significant change of terms from the original agreement except that the service fee to be paid by Vipshop Information to the WOFE in consideration of the services to be provided by the WOFE, shall equal to 100% of the net income of Vipshop Information, provided that the WOFE, at its sole discretion, shall have the right to adjust the rate of the service through written notice. The term of this agreement is ten years from the execution date of October 8, 2011 and may be extended for a period to be determined by the WOFE. The WOFE may terminate this agreement at any time by giving 30 days prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

Amended and Restated Equity Interest Pledge Agreement:  This agreement replaced the original Equity Interest Pledge Agreements entered into on January 20, 2011. There was no significant change of terms from the original agreement. The agreement will remain in effect until all of the obligations of Vipshop Information under the Amended and Restated Exclusive Business Cooperation Agreement have been duly performed or terminated.

Amended and Restated Exclusive Option Agreement:  This agreement replaced the original Exclusive Option Agreement entered into on January 20, 2011. There was no significant change of terms from the original agreement. The term of this agreement is ten years from the execution date of October 8, 2011, which may be extended for a period to be determined by the WOFE.

Exclusive Purchase Framework Agreement:  The WOFE and Vipshop Information entered into this agreement during the third quarter of fiscal 2011. Under this agreement, Vipshop Information agrees to purchase products or services exclusively from the WOFE or its subsidiaries. Vipshop Information and its subsidiaries must not purchase from any third party products or services which the WOFE is capable of providing. The term of this agreement is five years from September 1, 2011. If neither party objects in writing and both parties remain cooperating at the expiration of the agreement, the parties will continue to be bound by this agreement until a new agreement is entered into. Vipshop Information must pay the WOFE for its products an amount, which includes a service fee, based on the unit price and the quantity of the products ordered by Vipshop Information. The WOFE may terminate this agreement at any time by giving 15 days’ prior written notice. Vipshop Information has no right to terminate this agreement unless the WOFE commits gross negligence or fraud.

As explained in Note 1, at the time of the Company’s incorporation and through the date of the Reorganization as described below, the ownership interest of the Company was held by five individuals indirectly through their respective investment holding companies.

In October 2012, the Company effected transfer of 10.4% of equity interest from one of the former shareholder of Vipshop Information to Mr. Shen, an existing shareholder of Vipshop Information, and amended the contractual arrangements the relevant entities had as explained above with Mr. Shen to reflect this transfer. As of December 31, 2012, shareholders of Vipshop Information include Mr. Shen, Mr. Arthur Xiaobo Hong, Mr. Bin Wu and Mr. Xing Peng, holding 52.0%, 26.0%, 11.6% and 10.4% of the total equity interests in Vipshop Information, respectively.

The Company participated significantly in the design of Vipshop Information. Based on the Equity Interest Pledge Agreements and the Amended and Restated Equity Pledge Agreements, the Exclusive Option Agreement and the Amended and Restated Exclusive Option Agreement, and the Power of Attorney Agreements dated January 20, 2011, which has not been subsequently amended, the Company has the ability to effectively control Vipshop Information through the WOFE. The Company is also able to receive a majority of the economic benefits of Vipshop Information, because of its ability to effectively determine the service fees payable by Vipshop Information to the WOFE under the Exclusive Business Cooperation Agreement and the Amended and Restated Exclusive Business Cooperation Agreement, and through the Exclusive Purchase Framework Agreement. Therefore, the Company has determined that it is the primary beneficiary of Vipshop Information and has consolidated its respective results for the periods presented. Other than Vipshop Information, the Company has no interest in any other variable interest entities.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The equity holders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are certain risks related to the VIE arrangements, which include but are not limited to the following:

·                  If the Group’s ownership structure, are found to be in violation of any existing or future PRC laws or regulations, the relevant governmental authorities, including the China Securities Regulatory Commission, would have broad discretion in dealing with such violation, including levying fines, confiscating its income or the income of the WOFE or the VIE, revoking the business licenses or operating licenses of the WOFE or the VIE, shutting down the Group’s servers or blocking the Group’s website, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting or prohibiting the Group’s use of various funding to finance its business and operations in China, and taking other regulatory or enforcement actions that could be harmful to the Group’s business;

·                  The Group relies on contractual arrangements with the VIE and its equity holders for a majority all of its PRC operations, which may not be as effective as direct ownership in providing operational control;

·                  The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIE and their equity holders in the event of a breach or non-compliance by the VIE or their equity holders; and

·                  Each of the shareholders of the VIE is also a director of the Company, and has a duty of care and loyalty to the Company and its shareholders as a whole under Cayman Islands law. Under the contractual arrangements with the VIE and its shareholders, (a) the Company may replace any such individual as a shareholder of the VIE at the Company’s discretion, and (b) each of these individuals has executed a power of attorney to appoint the WOFE or its designated third party to vote on their behalf and exercise shareholder rights of the VIE. However, the Company cannot assure that these individuals will act in the best interests of the Company should any conflicts of interest arise, or that any conflicts of interest will be resolved in the Company’s favor. These individuals may breach or cause the VIE to breach the existing contractual arrangements. If the Company cannot resolve any conflicts of interest or disputes between the Company and any of these individuals, the Company would have to rely on legal proceedings, which may be expensive, time-consuming and disruptive to its operations. There is also substantial uncertainty as to the outcome of any such legal proceedings.

Vipshop Information’s total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations are as follows:

	As of December 31,
	2011	2012
	$	$
Total assets	60,721,481	173,424,245
Current Liabilities:
Accounts payable	(2,243,711)	(101,556)
Advance from customers	(15,378,465)	(55,948,713)
Accrued expenses and other current liabilities	(11,825,417)	(24,908,418)
Amounts due to related parties	(2,992,516)	(789,057)
Deferred income	(2,569,655)	(10,850,319)
Total current liabilities	(35,009,764)	(92,598,063)
Total liabilities	(35,009,764)	(92,598,063)
Total equity	25,711,717	80,826,182

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Net revenues	32,582,115	226,291,723	691,975,575
Total operating expenses	(11,626,563)	(55,725,479)	(70,858,631)
Net (loss) income	(8,339,525)	(26,409,424)	8,058,229

Use of Estimates

(c)                                  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates. The Group’s management based their estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include inventory write-down, revenue recognition cut off adjustments, valuation allowance for deferred tax assets, valuation of ordinary shares and preferred shares when the preferred shares were issued, valuation of stock options. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents

(d)                                 Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand demand deposits and highly liquid investments with maturity of less than three months.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Held-to-maturity securities

(e)                                  Held-to-maturity securities

The Group invests in debt securities which have fixed maturity dates, pay a fixed return on the amount invested and early redemption of these securities is not allowed. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Held-to-maturity securities are recorded at amortized cost and are classified as short-term, since their contractual maturity dates are less than one year.

Inventories

(f)                                   Inventories

Inventory is stated at the lower of cost or market. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving merchandise and damaged goods. The amount of write down is also dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased, but has arrangements to return unsold goods with certain vendors. Write downs are recorded in cost of goods sold in the consolidated statements of income (loss) and comprehensive income (loss).

Property and Equipment

(g)                                 Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains or losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation and amortization are provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service. Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years

Direct and incremental costs related to the construction of assets, including costs under the construction contracts, duties and tariffs, equipment installation and shipping costs, are capitalized. Management estimates the residual value of its furniture, fixtures and equipment and motor vehicles to be 5%.

Impairment of long-lived assets

(h)                                 Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded impairments in the amount of nil, $437,725 and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue recognition

(i)                                    Revenue recognition

The Group recognizes revenue from the sale of apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its internet website and cellular phone application. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers to deliver goods to its customers directly from its own warehouses. The Group estimates and defers revenue and the related product costs for goods that are in-transit to the customers.

The Group offers customers with an unconditional right of return for a period of seven days. The Group defers revenue until the return period expires as it does not currently have sufficient historical data related to such sales to reasonably estimate the amount of future returns.

Revenue was recorded on a gross basis, net of surcharges and value added tax (“VAT”) of 17% of gross sales. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. The Group recorded revenue on a gross basis because the Group has the following indicators for gross reporting: it is the primary obligor of the sales arrangements, is subject to inventory risks of physical loss, has latitude in establishing prices, has discretion in suppliers’ selection and assumes credit risks on receivables from customers. The Group also retains some of general inventory risks despite its arrangements to return goods to some vendors within limited time periods.

Discount coupons membership reward program

The Group voluntarily provides discount coupons through certain co-operative websites or through public distributions during its marketing activities. These coupons are not related to prior purchases, and can only be utilized in conjunction with subsequent purchases on the Group’s platforms. These discount coupons are recorded as reduction of revenues at the time of use. The Group has established a membership reward program wherein customers earn one point for one RMB of purchase made on the Group’s platforms. Existing members may also receive extra reward points at the time of the first purchase by those customers referred by them. Membership reward points can be either exchanged into coupons to be used in connection with subsequent purchases, or exchanged into free gifts. The expiry dates of these reward points vary based on different individual promotional programs, while the coupons expire three months after redemption. The Group accrues liabilities for the estimated value of the points earned and expected to be redeemed, which are based on all outstanding reward points related to prior purchases at the end of each reporting period, as it does not currently have sufficient historical data to reasonably estimate the usage rate of these reward points. These liabilities reflect management’s best estimate of the cost of future redemptions. As of December 31, 2011 and 2012, the Group recorded deferred revenue related to reward points earned from prior purchases of $2,569,655 and $10,513,246, respectively.

The Group does not charge any membership fees from its registered members. New members who register on the Group’s platforms or existing members introducing new members to the Group’s website will be granted free membership reward points, which can be used to redeem coupons for future purchases. These reward points are not related to prior purchases and are recorded as reduction of revenues at the time of use.

Amounts collected by delivery service providers but not yet remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. Revenues include fees charged to customers for shipping and handling expenses. The Company pays a fee to the delivery service provider and records such fee as shipping and handling expenses.

Other revenues

The Group conducts product promotion activities for certain brands on its website, including advanced and prominent placement of vendors’ products on its website, and technical consultations services related to on-line advertising. These revenues are recognized on a straight-line basis over the service periods, net of business tax of approximately 5% of service revenues.

Cost of goods sold

(j)                                    Cost of goods sold

Cost of goods sold consists primarily of cost of merchandise sold and inventory write-down. The amounts of inventory write-down were $2,601,368, $1,694,336 and $12,166,659 for the years ended December 31, 2010, 2011 and 2012, respectively. Our cost of goods sold does not include shipping and handling expenses, payroll, bonus and benefits of logistic staffs or logistic centers rental expenses, therefore our cost of goods sold may not be comparable to other companies which include such expenses in their cost of goods sold.

Fulfillment expenses

(k)                                 Fulfillment expenses

Fulfillment expenses primarily consist of payroll, bonus and benefits of logistics staff, logistics centers rental expenses, shipping and handling expenses and packaging expenses.

Marketing expenses

(l)                                    Marketing expenses

Marketing expenses primarily consist of payroll, bonus and benefits of marketing staff, advertising costs, agency fees and costs for promotional materials.

The amounts of advertising expenses were $1,994,348, $14,562,477 and $29,332,178 for the years ended December 31, 2010, 2011 and 2012, respectively.

Technology and content expenses

(m)                             Technology and content expenses

Technology and content expenses primarily consist of payroll, bonus and benefits of the staff in the technology and system department, telecommunications expenses, model fees and photography expenses.

General and administrative expenses

(n)                                 General and administrative expenses

General and administrative expenses primarily consist of payroll, bonus and benefit costs for retail and corporate employees, legal, finance, information systems, rental expenses and other corporate overhead costs.

Foreign Currency Transactions and Translations

(o)                                 Foreign Currency Transactions and Translations

The functional currency of the Company and Vipshop HK are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the variable interest entity is RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

The financial statements of the subsidiaries and the variable interest entity have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollars based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. The statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $44,478,829 and $123,300,918 at December 31, 2011 and 2012, respectively.

Income Taxes

(p)                                 Income Taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Value added taxes

(q)                                 Value added taxes

The Company’s PRC subsidiaries are subject to VAT at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of consolidated balance sheets.

Comprehensive income (loss)

(r)                                  Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. During the periods presented, comprehensive income (loss) is reported in the consolidated statements of income (loss) and comprehensive income (loss), and other comprehensive income (loss) includes foreign currency translation adjustments.

Concentration of credit risk

(s)                                   Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity securities, amounts due from related parties, other receivables and advances to suppliers. The Group places its cash and cash equivalents and held-to-maturity securities with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise of amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The principal amounts of all held-to maturity securities are guaranteed by the issuers. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. Amounts due from related parties are prepayments related to purchases of goods from the entities controlled by shareholders of the Company. Due to the nature of the relationship, the Company considers there to be no collection risks in regard to amounts due from related parties. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific delivery service providers and other information.

Fair value of financial instruments

(t)                                    Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1	applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2

applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of the Group’s financial instruments, including cash and cash equivalents, restricted deposits, accounts receivable, other receivables, accounts payable, other current liabilities, amounts due from and to related parties and short term bank borrowings, approximate their fair values.

Operating leases

(u)                                 Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Other leases are accounted for as capital leases. Payments made under operating leases, net of any incentives received by the Group from the leasing company, are charged to the statements of operations on a straight-line basis over the lease periods.

Share-based Compensation

(v)                                 Share-based Compensation

Employee share-based compensation

Share-based payments make to employees, including employee stock options, and restricted shares issued to employees which the Company has a repurchase option, are recognized as compensation expenses over the requisite service periods. The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the awards. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for the entire award with graded vesting provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Modification of equity awards

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Non-employee share-based compensation

Share-based compensation make to non-employees are recognized as compensation expenses ratably over the requisite service periods. The Group measures the cost of non-employee services received in exchange for share-based compensation based on the fair value of the equity instruments issued. The Group measures the fair value of the equity instruments in these transactions using the stock price and other measurement assumptions on the measurement date, which is determined as the earlier of the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or the date at which the counterparty’s performance is complete.

As the quantity and terms of the equity instruments issued to non-employees are known up front, the Group recognizes the cost incurred during financial reporting periods before the measurement date. The Group measures the equity instruments at their then-current fair values at each of the financial reporting dates, and attributes the changes in those fair values over the future services period until the measurement date has been established.

Series A & B Convertible Preferred Shares

(w)                               Series A & B Convertible Preferred Shares

The Series A convertible preferred shares (“Series A Preferred Shares”) and the Series B convertible preferred shares (“Series B Preferred Shares”) are non-redeemable and classified as permanent equity and have been initially recorded at their fair value upon issuance.

In March 2012, upon the completion of the Company’s initial public offering, all Series A Preferred Shares and Series B Preferred Shares were automatically converted into ordinary shares.

Earnings (loss) per share

(x)                                 Earnings (loss) per share

During the period when the preferred shares are outstanding, basic earnings (loss) per share are computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. The Group has determined that its convertible Series A and B Preferred Shares participate in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group has used the two-class method of computing earnings (loss) per share. Under this method, net income (loss) applicable to holders of ordinary shares is allocated on a pro rata basis to the ordinary and convertible Series A and B Preferred shares to the extent that each class may share in income (loss) for the period had it been distributed. Losses are not allocated to the participating securities. Diluted earnings (loss) per share is computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

After the conversion of the preferred shares, basic earnings (loss) per share are computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into ordinary shares.

Recent Changes in Accounting Standards

(y)                                 Recent Changes in Accounting Standards

In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant impact on its consolidated financial condition or results from operations.

Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2012
Organization and principal activities
Schedule of consolidated subsidiaries and VIE

Name	Date of incorporation	Place of incorporation	Percentage of shareholdings	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.(“Vipshop Information” or the “VIE”)	August 22, 2008	China	VIE	Online retail
Vipshop International Holdings Limited(“Vipshop HK”)	October 22, 2010	Hong Kong	100%	Investment holding
Vipshop (China) Co., Ltd.(the “WOFE”)	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd.(“Vipshop Kunshan”)	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd.(“Vipshop Jianyang”)	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Beijing) E-Commerce Co., Ltd.(“Vipshop Beijing”)	March 13, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd.(“Vipshop Tianjin”)	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”)	December 6, 2012	China	100%	Software development and information technology support

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of Vipshop Information's total assets, total liabilities, total equity, net revenues, total operating expenses and net (loss) income attributable to the Company and after intercompany eliminations

	As of December 31,
	2011	2012
	$	$
Total assets	60,721,481	173,424,245
Current Liabilities:
Accounts payable	(2,243,711)	(101,556)
Advance from customers	(15,378,465)	(55,948,713)
Accrued expenses and other current liabilities	(11,825,417)	(24,908,418)
Amounts due to related parties	(2,992,516)	(789,057)
Deferred income	(2,569,655)	(10,850,319)
Total current liabilities	(35,009,764)	(92,598,063)
Total liabilities	(35,009,764)	(92,598,063)
Total equity	25,711,717	80,826,182

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Net revenues	32,582,115	226,291,723	691,975,575
Total operating expenses	(11,626,563)	(55,725,479)	(70,858,631)
Net (loss) income	(8,339,525)	(26,409,424)	8,058,229

Schedule of classification and estimated useful lives of plant and machinery
Classification	Estimated useful life
Furniture, fixtures and equipment	2 to 3 years
Leasehold improvements	Over the lease term
Motor vehicles	5 years

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Schedule of components of accounts receivable

	As of December 31,
	2011	2012
	$	$
Components of accounts receivable are as follows:
Delivery service providers (note)	4,094,082	6,875,717
Other customers	56,582	114,843
Less: allowance for doubtful debts	—	—
Total	4,150,664	6,990,560

Note:	For certain sales transactions, delivery service providers will collect payments from the Group’s customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

Schedule of accounts receivable for more than 10%
	As of December 31
	2011	2012
Delivery service provider A	35%	—
Delivery service provider B	36%	—
Delivery service provider C	—	18%
Delivery service provider D	—	17%

Other Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables
Schedule of the components of other receivables

	As of December 31
	2011	2012
	$	$
Components of other receivables are as follows:
Deposits (Note)	2,369,131	4,734,991
Cash advanced to staff	163,682	104,310
VAT receivable	6,756,228	4,934,645
Others	121,440	219,941
Total	9,410,481	9,993,887

Note:	Deposits consist of amounts paid to vendors for inventory, advertising, and rental deposits

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31
	2011	2012
	$	$
Cost
Furniture, fixtures and equipment	6,342,363	12,506,256
Leasehold improvements	1,372,451	2,624,050
Motor vehicles & Software	2,891,793	3,613,056
Sub-total	10,606,607	18,743,362
Less: accumulated depreciation	(1,458,445)	(6,105,795)
Property and equipment, net	9,148,162	12,637,567

Schedule of depreciation expenses charged into income statement

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	—	352,921	2,265,757
Marketing expenses	—	2,128	6,648
Technology and content expenses	—	360,194	1,634,180
General and administrative expenses	103,193	653,581	620,537
Total	103,193	1,368,824	4,527,122

Accrued Expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and other current liabilities
Schedule of accrued Expenses and other current liabilities

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	1,458,279	6,442,327
Accrued shipping and handling expenses	7,156,721	16,979,115
Accrued payroll	2,660,630	8,049,376
Social benefit provision	1,599,125	2,189,601
Deposits from delivery service providers	1,091,056	3,730,277
Other tax payable	10,383,025	9,513,784
Accrued rental expenses	180,412	1,580,588
Accrued administrative expenses	331,226	2,028,619
Others	1,806,028	2,162,756
Total	26,666,502	52,676,443

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of income tax expense

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Current tax (note)	—	—	706,173
Deferred tax	—	—	—
Total tax expenses	—	—	706,173

Note:                  All current tax was related to income tax in PRC.

Schedule of reconciliation of the income tax expense (credit) to loss before income tax computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of operations

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Loss before income tax	(8,365,848)	(107,271,525)	(8,765,901)
Computed income tax expense at PRC EIT tax rate	(2,091,462)	(26,817,881)	(2,191,475)
Effect of non-deductible expenses	118,881	19,532,656	938,532
Effect of different tax rates of a subsidiary operating in other jurisdiction	—	44,048	135,975
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	—	—	(136,527)
Change in valuation allowance	1,972,581	7,241,177	1,959,668
Actual income tax expenses	—	—	706,173

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions
	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
The aggregate effect	—	—	136,527
Per share effect—basic	—	—	0.00
Per share effect—diluted	—	—	0.00

Schedule of the principal components of deferred tax assets

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Net operating loss carry forwards	6,411,543	1,752,613
Allowance for doubtful debts	12,857	62,369
Inventory write-down	394,082	2,672,334
Payroll payable and other accruals	1,561,864	2,139,275
Deferred revenue	1,584,985	5,443,072
Others	14,503	14,653
Foreign exchange (note)	(343,023)	(487,837)
Less: valuation allowance	(9,636,811)	(11,596,479)
Total deferred tax assets	—	—

Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Loss Per Share
Schedule of securities excluded from the computation of diluted net loss per share in the periods presented, as their effects would have been anti-dilutive
	As of December 31,
	2010	2011	2012
Employee Stock Options	—	7,167,138	6,657,794
Series A Preferred Shares	—	20,212,500	—
Series B Preferred Shares	—	8,166,667	—
Non-vested ordinary shares	—	—	741,500

Schedule of calculations of basic net and diluted loss per share

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Numerator:
Net loss	(8,365,848)	(107,271,525)	(9,472,074)
Deemed dividend on issuance of Series A
Preferred Shares	—	(49,214,977)	—
Net loss attributable to ordinary shareholders	(8,365,848)	(156,486,502)	(9,472,074)
Denominator:
Weighted-average ordinary shares	47,775,000	46,255,574	88,849,206
Outstanding—basic and diluted
Basic net loss per share	(0.18)	(3.38)	(0.11)
Diluted net loss per share	(0.18)	(3.38)	(0.11)

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of minimum lease payments under all non-cancellable leases

As of December 31, 2012, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2013	13,581,686
Year ending December 31, 2014	15,323,926
Year ending December 31, 2015	12,272,267
Year ending December 31, 2016	11,648,350
Year ending December 31, 2017	11,648,350
Over December 31, 2017	20,723,438
Total minimum lease payments	85,198,017

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Schedule of material related party transactions
	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Purchase of goods	2,352,164	6,310,308	6,663,431

Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Payments
Schedule of share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 stock incentive plan

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30,2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30,2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910

25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

Share-based Payments
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$	$			$
As of January 1, 2010 and 2011	—	—	—
Granted during the period	7,167,138	1.25	3.61 years	3.40	3.09	22,119,207
Outstanding as of December 31, 2011	7,167,138	1.25	3.06 years
Granted	758,048	2.51	3.26 years	1.91	0.59	449,469
Exercised	(146,316)	1.31	2.53 years	3.62	5.74	840,014
Forfeited	(376,028)	0.90	2.42 years	1.88
Outstanding as of December 31, 2012	7,402,842	1.16	2.16 years
Non-vested as of December 31,2012	4,256,083			3.29
Options vested and expected to vest as of December 31, 2012	7,242,920	1.14	2.14 years			56,324,013
Exercisable as of December 31, 2012	3,146,759	0.78	1.78 years			25,602,927

Schedule of fair value of the options immediately before and after the modification

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

Summary of information regarding the ordinary shares granted during the year

	Number of ordinary shares	Weighted average granted date fair value(A)
Ordinary shares granted as share-based compensation outstanding as of January 1, 2011	—	—
Granted (note 16(b))	18,632,250	3.43
Granted (note 16(c))	1,521,007	4.08
Vested	(20,153,257)
Outstanding as of December 31, 2011	—	—

Note A:	The fair value of ordinary shares are determined using the same methodologies as described in note 16(a) footnote 6(i), with the assistance of an independent valuation firm

Schedule of share-based compensation expenses

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Fulfillment expenses	—	(297,095)	(292,866)
Marketing expenses	—	(184,404)	(169,100)
Technology and content expenses	—	(729,420)	(897,133)
General and administrative expenses	—	(72,716,983)	(6,237,850)
	—	(73,927,902)	(7,596,949)

Binomial model
Share-based Payments
Schedule of assumptions used in determining the fair value of the share options

Assumptions	Valuation as of March 18, 2011	Valuation as of March 28, 2011	Valuation as of July 10, 2011	Valuation as of August 30, 2011	Valuation as of November 30, 2011	Valuation as of December 31, 2012 (granted on February 1, 2012)	Valuation as of April 16, 2012
Expected dividend yield	0%	0%	0%	0%	0%	0%	0%
Risk-free interest rate	3.725%	3.778%	4.127%	3.116%	2.853%	2.5362%	3.002%
Expected Volatility	56.68%	56.53%	55.26%	54.99%	54.00%	51.33%	53.12%
Expected life	10 years	10 years	10 years	10 years	10 years	4.5 years	10 years
Exercise multiples	2.8 times	2.2 times	2.2 times	2.2 times	2.2 to 2.8 times*	N/A**	2.2 to 2.8 times***
Fair value of underlying ordinary shares	3.40	3.44	4.31	4.78	6.36	8.92	2.51
Type of valuation	Retrospective	Retrospective	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous	Contemporaneous

*	2.2 times multiple for 1,310,000 numbers of options granted to employees; 2.8 times multiple for 551,250 numbers of options granted to independent directors.

**	The options were granted to a non-employee, the exercise multiple is not considered.

***	2.2 times multiple for 452,000 numbers of options granted to employees; 2.8 times multiple for 101,138 numbers of options granted to independent directors.

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment information
Schedule of revenues from different product groups and services

	As of December 31,
	2011	2012
	$	$
Product revenues
Apparel	92,954,694	296,463,332
Shoes and bags	31,673,858	84,801,417
Cosmetics	27,261,876	75,221,908
Sportswear and sporting goods	26,652,998	70,721,110
Home goods and other lifestyle products	17,893,172	68,810,873
Other goods	29,855,125	94,038,609
	226,291,723	690,057,249
Other revenues	851,153	2,055,715
Total net revenues	227,142,876	692,112,964

Organization and principal activities (Details) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012 item	Aug. 27, 2010 Original Investors item	Dec. 31, 2012 Original Investors item	Dec. 31, 2012 Vipshop HK	Dec. 31, 2012 WOFE	Jan. 20, 2011 WOFE USD ($)	Jan. 20, 2011 WOFE CNY	Dec. 31, 2012 Vipshop Kunshan	Dec. 31, 2012 Vipshop Jianyang	Dec. 31, 2012 Vipshop Beijing	Dec. 31, 2012 Vipshop Tianjin	Dec. 31, 2012 Pinwei Software	Dec. 31, 2012 Variable Interest Entity item
Organization and principal activities
Number of investors	5	3	3										5
Initial registered capital on the date of incorporation						$ 1.6	10
Percentage of shareholdings				100.00%	100.00%			100.00%	100.00%	100.00%	100.00%	100.00%

Summary of Significant Accounting Policies (Details)	12 Months Ended							12 Months Ended					1 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Exclusive Business Cooperation Agreement item	Dec. 31, 2012 WOFE Exclusive Business Cooperation Agreement	Dec. 31, 2012 WOFE Exclusive Option Agreements USD ($)	Dec. 31, 2012 WOFE Exclusive Option Agreements CNY	Dec. 31, 2012 WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2012 WOFE Exclusive Purchase Framework Agreement	Dec. 31, 2012 Vipshop Information USD ($)	Dec. 31, 2011 Vipshop Information USD ($)	Dec. 31, 2010 Vipshop Information USD ($)	Oct. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Arthur Xiaobo Hong	Dec. 31, 2012 Vipshop Information Mr. Bin Wu	Dec. 31, 2012 Vipshop Information Mr. Xing Peng	Dec. 31, 2012 Vipshop Information WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2012 Vipshop Information WOFE Amended and Restated Exclusive Option Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income																		100.00%
Number of parties under the agreement				2
Term during which services shall be provided exclusively					10 years				5 years
Term of agreement									5 years									10 years	10 years
Purchase price of the right to purchase equity interest of each equity holder of VIE						$ 1.61	10
Number of days of which a prior written notice is required to terminate the agreement								30 days	15 days
Equity interest transferred from one of the former shareholder to an existing shareholder													10.40%
Equity interest (as a percent)														52.00%	26.00%	11.60%	10.40%
Financial position of the VIE
Total assets										173,424,245	60,721,481
Current Liabilities:
Accounts payable	(193,455,827)	(88,020,376)								(101,556)	(2,243,711)
Advance from customers	(55,948,713)	(15,381,357)								(55,948,713)	(15,378,465)
Accrued expenses and other current liabilities	(52,676,443)	(26,666,502)								(24,908,418)	(11,825,417)
Amounts due to related parties	(1,335,756)	(3,797,508)								(789,057)	(2,992,516)
Deferred income	(12,917,567)	(2,569,655)								(10,850,319)	(2,569,655)
Total current liabilities	(316,334,306)	(149,146,118)								(92,598,063)	(35,009,764)
Total liabilities										(92,598,063)	(35,009,764)
Total equity										80,826,182	25,711,717
Results of operation of the VIE
Net revenues	692,112,964	227,142,876	32,582,115							691,975,575	226,291,723	32,582,115
Total operating expenses	(168,981,998)	(150,823,552)	(11,652,887)							(70,858,631)	(55,725,479)	(11,626,563)
Net (loss) income	$ (9,472,074)	$ (107,271,525)	$ (8,365,848)							$ 8,058,229	$ (26,409,424)	$ (8,339,525)

Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%
Impairment of long-lived assets
Impairments		$ 437,725
Revenue recognition
Period of unconditional right of return offered to customers	7 days
Rate of surcharges and value added tax as a percentage of gross sales	17.00%
Number of points that can be earned by customers for one RMB of purchase made	1
Period of expiration of discount coupons after redemption	3 months
Deferred revenue related to reward points earned from prior purchases	12,917,567	2,569,655
Rate of business tax as a percentage of service revenues earned	5.00%
Cost of goods sold
Inventory write-down	12,166,659	1,694,336	2,601,368
Marketing expenses
Advertising expenses	$ 29,332,178	$ 14,562,477	$ 1,994,348
Furniture, fixtures and equipment | Minimum
Property and Equipment, Net
Estimated useful lives	2 years
Furniture, fixtures and equipment | Maximum
Property and Equipment, Net
Estimated useful lives	3 years
Motor vehicles
Property and Equipment, Net
Estimated useful lives	5 years

Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Foreign currency risk China, Yuan Renminbi CNY	Dec. 31, 2011 Foreign currency risk China, Yuan Renminbi CNY
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 124,472,629	$ 44,954,778	$ 1,111,091	$ 287,720	123,300,918	44,478,829
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%

Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Total accounts receivable Accounts receivable Delivery service provider A	Dec. 31, 2011 Total accounts receivable Accounts receivable Delivery service provider B	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider C	Dec. 31, 2012 Total accounts receivable Accounts receivable Delivery service provider D	Dec. 31, 2012 Delivery service providers	Dec. 31, 2011 Delivery service providers	Dec. 31, 2012 Other customers	Dec. 31, 2011 Other customers
Accounts receivable
Gross accounts receivable							$ 6,875,717	$ 4,094,082	$ 114,843	$ 56,582
Total	$ 6,990,560	$ 4,150,664
Concentration risk (as a percent)			35.00%	36.00%	18.00%	17.00%

Other Receivables (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Receivables
Deposits (Note)	$ 4,734,991	$ 2,369,131
Cash advanced to staff	104,310	163,682
VAT receivable	4,934,645	6,756,228
Others	219,941	121,440
Total	$ 9,993,887	$ 9,410,481

Held-to-maturity securities (Details) (Debt securities, USD $)	12 Months Ended
Dec. 31, 2012 item
Debt securities
Held-to-maturity securities
Number of held-to-maturity securities	5
Amortized cost	$ 86,097,191
Amount of unrecognized holding gain	1,026,325
Amount of impairment recognized for held-to-maturity securities	0
Amount of held-to-maturity securities sold	$ 0

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Property and equipment, gross	$ 18,743,362	$ 10,606,607
Less: accumulated depreciation	(6,105,795)	(1,458,445)
Property and equipment, net	12,637,567	9,148,162
Depreciation expenses	4,527,122	1,368,824	103,193
Impairment loss		437,725
Fulfillment expenses
Property and Equipment, Net
Depreciation expenses	2,265,757	352,921
Marketing expenses
Property and Equipment, Net
Depreciation expenses	6,648	2,128
Technology and content expenses
Property and Equipment, Net
Depreciation expenses	1,634,180	360,194
General and administrative expenses
Property and Equipment, Net
Depreciation expenses	620,537	653,581	103,193
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	12,506,256	6,342,363
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	2,624,050	1,372,451
Impairment loss		437,725
Motor vehicles & Software
Property and Equipment, Net
Property and equipment, gross	$ 3,613,056	$ 2,891,793

Bank borrowings (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Bank borrowings
Outstanding short term loans from banks	$ 12,710,720
Restricted deposits representing fixed guarantee deposits required by bank	14,214,585
Loan and bank facility
Bank borrowings
Outstanding short term loans from banks	12,710,720
Variable rate basis	Benchmark interest rate quoted by the People's Bank of China
Average interest rate for the period (as a percent)	7.11%
Restricted deposits representing fixed guarantee deposits required by bank	$ 14,214,585
Loan and bank facility | Minimum
Bank borrowings
Interest rates on the loans as percentage of benchmark interest rate quoted by the People's Bank of China	105.00%
Loan and bank facility | Maximum
Bank borrowings
Interest rates on the loans as percentage of benchmark interest rate quoted by the People's Bank of China	120.00%

Accrued Expenses and other current liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses and other current liabilities
Accrued advertising expense	$ 6,442,327	$ 1,458,279
Accrued shipping and handling expenses	16,979,115	7,156,721
Accrued payroll	8,049,376	2,660,630
Social benefit provision	2,189,601	1,599,125
Deposits from delivery service providers	3,730,277	1,091,056
Other tax payable	9,513,784	10,383,025
Accrued rental expenses	1,580,588	180,412
Accrued administrative expenses	2,028,619	331,226
Others	2,162,756	1,806,028
Total	$ 52,676,443	$ 26,666,502

Employee Retirement Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Retirement Benefit
Contributions to employee retirement benefit plan	$ 5,280,299	$ 2,651,763	$ 548,282

Distribution of Profit (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Distribution of Profit
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Percentage of annual appropriation to general reserve fund required	10.00%
Transferred to general reserve	$ 266,478

Capital Structure (Details)	0 Months Ended			12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	5 Months Ended			0 Months Ended			1 Months Ended				1 Months Ended	0 Months Ended				0 Months Ended					12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended
	Jun. 15, 2011 USD ($)	Apr. 11, 2011 USD ($)	Feb. 21, 2011	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Aug. 27, 2010 USD ($)	Mar. 31, 2012 2012 Stock Incentive Plan	Feb. 21, 2011 Founders item	Dec. 31, 2011 Founders USD ($)	Feb. 21, 2012 Original Investors item	Aug. 27, 2010 Original Investors item	Dec. 31, 2012 Original Investors item	Dec. 17, 2010 Series A and Series B Preferred Shares investors USD ($) item	Dec. 31, 2012 Series A and Series B Preferred Shares investors USD ($)	Dec. 31, 2011 Series A and Series B Preferred Shares investors USD ($)	Jun. 15, 2011 Ordinary shares USD ($)	Jan. 31, 2011 Ordinary shares USD ($) item	Nov. 22, 2010 Ordinary shares USD ($)	Mar. 31, 2012 Ordinary shares	Dec. 31, 2012 Ordinary shares USD ($)	Apr. 11, 2011 Ordinary shares USD ($)	Feb. 21, 2011 Ordinary shares USD ($)	Mar. 31, 2012 Ordinary shares Initial public offering USD ($)	Jun. 15, 2011 Ordinary shares Original Investors item	Jan. 31, 2011 Ordinary shares Original Investors item	Jan. 31, 2011 Ordinary shares Rapid Prince USD ($)	Aug. 27, 2010 Ordinary shares Founders and Original Investors USD ($)	Jun. 15, 2011 Ordinary shares High Vivacity USD ($)	Jun. 15, 2011 Ordinary shares Elegant Motion USD ($)	Jun. 15, 2011 Ordinary shares Elegant Motion High Vivacity	Feb. 23, 2011 Series A Preferred shares USD ($)	Feb. 21, 2011 Series A Preferred shares USD ($)	Dec. 31, 2012 Series A Preferred shares USD ($)	Dec. 31, 2011 Series A Preferred shares USD ($)		Apr. 11, 2011 Series A Preferred shares USD ($)	Jan. 31, 2011 Series A Preferred shares USD ($)	Mar. 31, 2012 Series A Preferred shares Initial public offering	Apr. 11, 2011 Series B Preferred shares USD ($)	Dec. 31, 2012 Series B Preferred shares USD ($)	Dec. 31, 2012 Series B Preferred shares CNY	Dec. 31, 2011 Series B Preferred shares USD ($)	Mar. 31, 2012 Series B Preferred shares Initial public offering
Capital Structure
Authorized share capital		$ 50,000		$ 50,000		$ 50,000	$ 50,000
Issued share capital				10,128	4,624																							50,000
Authorized share capital, common shares				471,620,833	471,620,833													479,787,500			479,787,500	471,620,833						50,000
Issued share capital, common shares				101,284,881	46,234,659														10,000		45,937,500	45,937,500						50,000
Par value of common shares authorized (in dollars per share)				$ 0.0001	$ 0.0001													$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001						$ 1
Number of original investors who held ownership interest in the entity				5								3	3
Shares as result of subdivision of share capital																			500,000,000
Number of shares redeemed and cancelled owned by the existing shareholders on pro rata basis																			499,990,000								1,837,500
Outstanding ordinary shares				101,284,881	46,234,659														10,000		45,937,500	45,937,500
Number of loans provided by related party														3
Aggregate amount of loan agreements entered into with preferred shares investors				789,700	2,948,446									9,709,643	789,700	578,809
Authorized share capital, preferred shares																																			20,212,500		20,212,500	20,212,500		8,166,667			8,166,667
Preferred Shares, par value (in dollars per share)																																	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Number of shares issued to investors																								22,009,200		47,765,000			99,053	198,106			20,212,500							8,166,667
Number of original investors to whom shares were issued in the same proportion of their existing ownership																		5
Aggregate purchase price of shares repurchased and cancelled																											1,837,500
Number of original investors to whom shares were issued in the same proportion of their existing ownership																										1
Number of shares reserved for future issuance under the employee stock incentive plan																		7,350,000
Total consideration for shares issued to investors				66,022,797	1,499,994																			66,022,797									20,113,898	20,113,898	20,113,898					41,147,021	41,147,021		41,147,021
Issue price per share (in dollars per share)																													$ 5.05	$ 5.05			$ 1	$ 1						$ 5.05
Subscription price of preferred stock shares settled in cash																																10,503,138			10,503,138	[1]							41,223,892
Ratio of conversion of convertible preferred stock into common stock																																		1
Minimum gross proceeds of initial public offering set as one condition for conversion of convertible securities into common stock		150,000,000																																30,000,000
Percentage of outstanding preferred stock holders who elect to convert their shares, set as condition for conversion		0.667																																0.667
Liquidation preference as a percentage of subscription price																																		120.00%
Percentage of initial vesting of shares held									40.00%		25.00%
Number of equal and continuous monthly installments in which remaining shares are to be vested									36		36
Unvested shares held by individuals who held ownership interest									18,632,250
Maximum agreed period of not transferring equity interest in the company from the effective date of first registration statement			180 days
Preferred shares issued																																			20,212,500		20,212,500						8,166,667
Preferred shares outstanding																																			20,212,500		20,212,500						8,166,667
Total consideration for shares issued to investors before deducting issuance costs																	1,500,000																20,212,781							41,223,892
Direct costs of equity issuance					175,754																			3,332,962									98,883							76,871
Fair value on issuance date (in dollars per share)																						$ 3.79	$ 3.43										$ 3.75							$ 5.04
Deemed dividend for the beneficial conversion feature received by preferred shareholders																																	49,214,977
Preferred Shares, subscribed																																								8,166,667
Minimum valuation of liquidation event used in determining the liquidation preference among holders of any other class of shares																																										5,000,000,000
Liquidation preference pro rata initial distribution amount if liquidation event exceeds minimum valuation																																										100,000,000
Liquidation preference additional distribution as percentage of stock purchase price																																									135.00%	135.00%
Liquidation preference remaining distribution as percentage of stock purchase price if assets or funds remain																																		120.00%
Number of investors who transferred shares to correct for an unintended error in earlier share distributions																									2
Number of shares transferred to Rapid Prince to correct for an unintended error in earlier share distributions																									215,431
Number of shares transferred to redistribute diluted shareholdings of founders																															1,521,007
Stock based compensation	$ 6,205,708			$ 7,596,949	$ 73,927,902					$ 63,908,618
Fair value on the date of grant (in dollars per share)																	$ 4.08
Maximum aggregate number of shares				9,000,000				9,000,000
Shares converted																																							20,212,500					12,682,206
Shares issued as a result of exercises of share options by employees				146,316																146,316

[1]	Noncash financing activities: refer to note 11, US$9,709,643 of the Assigned Loan amount was settled with the accumulated shareholder loan due from the Company to the Chairman on February 21, 2011. The rest of the subscription price of US$10,503,138 was settled in cash.

Income Taxes (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2012 People's Republic of China USD ($) item	Dec. 31, 2012 People's Republic of China CNY	Dec. 31, 2011 People's Republic of China USD ($)	Dec. 31, 2012 People's Republic of China Vipshop Jianyang
Income Taxes
Withholding tax upon payments of dividends (as a percent)	0.00%
Current rate of taxation (as a percent)				16.50%	16.50%	16.50%	25.00%	25.00%
Preferential tax rate (as a percent)										15.00%
Threshold annual primary business revenue as percentage of total enterprise revenue										70.00%
Unrecognized tax benefits	$ 0	$ 0
Period of statute of limitations, if underpayment of income taxes is due to computational errors							3 years	3 years
Period of statute of limitations under special circumstances not clearly defined							5 years	5 years
Minimum underpayment of income tax liability subject to five years statute of limitations								100,000
Minimum underpayment of income tax liability, which attracts five years statute of limitations							16,051
Period of statute of limitations in case of transfer pricing related adjustment							10 years	10 years
Components of income tax expense
Current tax	706,173
Total tax expenses	706,173
Number of legal entities having profit which are organized outside tax jurisdiction							0	0
Reconciliation of the income tax expense (credit) to loss before income tax
Loss before income tax	(8,765,901)	(107,271,525)	(8,365,848)
Computed income tax expense at PRC EIT tax rate	(2,191,475)	(26,817,881)	(2,091,462)
Effect of non-deductible expenses	938,532	19,532,656	118,881
Effect of different tax rates of a subsidiary operating in other jurisdictions	135,975	44,048
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	(136,527)
Change in valuation allowance	1,959,668	7,241,177	1,972,581
Total tax expenses	706,173
Aggregate amount and per share effect of the tax holidays and tax concessions
The aggregate effect	136,527
Per share effect - basic	$ 0
Per share effect - diluted	$ 0
Deferred tax assets:
Net operating loss carry forwards	1,752,613	6,411,543
Allowance for doubtful debts	62,369	12,857
Inventory write-down	2,672,334	394,082
Payroll payable and other accruals	2,139,275	1,561,864
Deferred revenue	5,443,072	1,584,985
Others	14,653	14,503
Foreign exchange	(487,837)	(343,023)
Less: valuation allowance	(11,596,479)	(9,636,811)
Tax loss carried forward of certain subsidiaries and the variable interest entity							$ 7,730,540		$ 25,822,363

Net Loss Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Options
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share	6,657,794	7,167,138
Series A Preferred Shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share		20,212,500
Series B Preferred Shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share		8,166,667
Non-vested ordinary shares
Net Loss Per Share
Securities excluded from the computation of diluted net loss per share	741,500

Net Loss Per Share (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net loss	$ (9,472,074)	$ (107,271,525)	$ (8,365,848)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)
Net loss attributable to ordinary shareholders	$ (9,472,074)	$ (156,486,502)	$ (8,365,848)
Denominator:
Weighted-average ordinary shares	88,849,206	46,255,574	47,775,000
Outstanding - basic and diluted
Basic net loss per share (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
Diluted net loss per share (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)

Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and contingencies
Rental expenses	$ 7,500,451	$ 3,153,903	$ 522,471
Minimum lease payments under non-cancellable leases
Year ending December 31, 2013	13,581,686
Year ending December 31, 2014	15,323,926
Year ending December 31, 2015	12,272,267
Year ending December 31, 2016	11,648,350
Year ending December 31, 2017	11,648,350
Over December 31, 2017	20,723,438
Total minimum lease payments	85,198,017
Capital commitment
Commitment capital expenditures	1,096,251
Contingencies
Accrued under-paid social welfare payments required under applicable PRC labor laws	$ 2,189,601	$ 1,599,125

Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A and Series B Preferred Shares investors	Dec. 31, 2011 Series A and Series B Preferred Shares investors	Dec. 17, 2010 Series A and Series B Preferred Shares investors
Related Party Transactions
Purchase of goods	$ 6,663,431	$ 6,310,308	$ 2,352,164
Amounts due from related parties	177,237	2,101,853
Related Party
Outstanding loan balances due related party	789,700	2,948,446		789,700	578,809	9,709,643
Amount due for purchases of goods from companies controlled by shareholders	$ 546,056	$ 849,062

Share-based Payments (Details) (USD $)	0 Months Ended	12 Months Ended																			1 Months Ended		12 Months Ended													12 Months Ended
	Jul. 10, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Employees Binomial model	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 28, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 28, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on July 10, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on July 10, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on August 30, 2011 with exercise price of $2.52	Dec. 31, 2012 Awards granted on August 30, 2011 with exercise price of $2.52 Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model Minimum	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model Maximum	Nov. 30, 2011 Awards granted on November 30, 2011 Employees Binomial model	Nov. 30, 2011 Awards granted on November 30, 2011 Independent directors Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52 Minimum	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52 Maximum	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.50	Dec. 31, 2012 Awards granted on February 1, 2012 with exercise price of $2.50	Dec. 31, 2012 Awards granted on February 1, 2012 with exercise price of $2.50 Binomial model	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model Minimum	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model Maximum	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Employees	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Independent directors	Mar. 31, 2011 2011 Plan	Dec. 31, 2012 2012 Plan	Mar. 31, 2012 2012 Plan
Share-based Payments
Number of ordinary shares authorized as stock based compensation		9,000,000																																	7,350,000		9,000,000
Maximum aggregate number of shares that may be issued per calendar year																																				1,500,000
Exercise Price per share (in dollars per share)		$ 2.51	$ 1.25		$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5		$ 2.52							$ 2.52			$ 2.5	$ 2.52		$ 2.5
Number of options granted to executive officers and employees (in shares)		758,048	7,167,138		367,500		1,470,000	183,750	735,000	735,000	367,500	945,000		50,000		819,638					1,310,000	551,250	551,250			1,310,000	204,910		553,138				452,000	101,138
Percentage of options granted, vesting at the first anniversary of grant date					33.00%		36.00%	29.00%	37.50%	56.00%	33.00%	25.00%		25.00%		25.00%							25.00%			25.00%	25.00%		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary					0.0208333		0.0277777	0.0277777	0.0208333	0.0208333	0.0208333	0.0208333		0.0208333		0.0208333							0.0208333			0.0208333	0.0208333		0.0208333
Expiration period from grant date		10 years
Post-termination exercise period		9 months
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Assumptions used in valuation of the fair value of the share options
Estimated forfeiture rate (as a percent)				9.00%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%					0.00%				0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)					3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.73%	3.78%	3.78%	4.13%	4.13%	3.12%	3.12%	2.85%					2.85%				2.54%	2.54%	3.00%	3.00%
Expected Volatility (as a percent)					56.68%	56.68%	56.68%	56.68%	56.68%	56.68%	56.68%	56.53%	56.53%	55.26%	55.26%	54.99%	54.99%	54.00%					54.00%				51.33%	51.33%	53.12%	53.12%
Expected life					10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years					10 years				4 years 6 months	4 years 6 months		10 years
Exercise multiples					2.8	2.8	2.8	2.8	2.8	2.8	2.8	2.2	2.2	2.2	2.2	2.2	2.2		2.2	2.8											2.2	2.8
Fair value of underlying ordinary shares (in dollars per share)	$ 4.31				$ 3.4	$ 3.4						$ 3.44	$ 3.44	$ 4.31	$ 4.31	$ 4.78	$ 4.78	$ 6.36			$ 4.43	$ 4.61		$ 4.43	$ 4.61		$ 8.92	$ 8.92	$ 2.51	$ 2.51
Options outstanding
Outstanding at the beginning of the period (in shares)		7,167,138
Granted (in shares)		758,048	7,167,138		367,500		1,470,000	183,750	735,000	735,000	367,500	945,000		50,000		819,638					1,310,000	551,250	551,250			1,310,000	204,910		553,138				452,000	101,138
Exercised (in shares)		(146,316)
Forfeited (in shares)		(376,028)
Outstanding at the end of the period (in shares)		7,402,842	7,167,138
Non-vested at the end of the period (in shares)		4,256,083
Vested and expected to vest at the end of the period (in shares)		7,242,920
Exercisable at the end of the period (in shares)		3,146,759
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 1.25
Granted (in dollars per share)		$ 2.51	$ 1.25		$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5		$ 2.52							$ 2.52			$ 2.5	$ 2.52		$ 2.5
Exercised (in dollars per share)		$ 1.31
Forfeited (in dollars per share)		$ 0.9
Outstanding at the end of the period (in dollars per share)		$ 1.16	$ 1.25
Vested and expected to vest at the end of the period (in dollars per share)		$ 1.14
Exercisable at the end of the period (in dollars per share)		$ 0.78
Weighted average remaining contractual life per share
Outstanding at the beginning of the period		2 years 1 month 28 days	3 years 22 days
Granted		3 years 3 months 4 days	3 years 7 months 10 days
Exercised		2 years 6 months 11 days
Forfeited		2 years 5 months 1 day
Outstanding at the end of the period		2 years 1 month 28 days	3 years 22 days
Vested and expected to vest at the end of the period		2 years 1 month 20 days
Exercisable at the end of the period		1 year 9 months 11 days
Weighted average fair value at grant date
Granted (in dollars per share)		$ 1.91	$ 3.4
Exercised (in dollars per share)		$ 3.62
Forfeited (in dollars per share)		$ 1.88
Non-vested at the end of the period (in dollars per share)		$ 3.29
Weighted average intrinsic value per option
Granted (in dollars per share)		$ 0.59	$ 3.09
Exercised (in dollars per share)		$ 5.74
Aggregate intrinsic value
Granted		$ 449,469	$ 22,119,207
Exercised		840,014
Vested and expected to vest at the end of the period		56,324,013
Exercisable at the end of the period		$ 25,602,927

Share-based Payments (Details 2) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 10, 2011	Jun. 15, 2011	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Ordinary shares	Jun. 15, 2011 Ordinary shares	Feb. 21, 2011 Founders item	Dec. 31, 2011 Founders	Dec. 31, 2011 Founders Ordinary shares	Jun. 15, 2011 High Vivacity Ordinary shares Elegant Motion	Jul. 31, 2012 Before Modification	Dec. 31, 2012 Before Modification	Jul. 31, 2012 After Modification	Dec. 31, 2012 After Modification	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees	Dec. 31, 2012 Executives and employees	Dec. 31, 2011 Executives and employees	Dec. 31, 2011 Vice chairman of the board of directors Ordinary shares
Additional information related to stock options
Share-based payment expenses related to share options granted		$ 6,205,708		$ 7,596,949	$ 73,927,902				$ 63,908,618							$ 7,369,081	$ 3,813,576
Fair value of shares vested				10,617,312
Unrecognized compensation cost related to unvested share options granted																		14,511,914	19,767,597
Weighted-average period over which unrecognized compensation cost is to be recognized																		2 years 5 months 12 days	3 years 22 days
Options approved for modification (in shares)			819,638
Exercise Price per share (in dollars per share)				$ 2.51	$ 1.25							$ 2.52	$ 2.52	$ 0.5	$ 0.5
Incremental compensation cost resulting from modification			1,122,360
Incremental compensation cost resulting from modification recorded during the period				484,862
Incremental compensation cost to be amortized over the remaining vesting period of the modified options			637,498
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)													0.00%		0.00%
Risk-free interest rate (as a percent)													3.00%		3.00%
Expected Volatility (as a percent)													42.55%		42.55%
Expected life													4 years 6 months		4 years 6 months
Exercise multiples													2.2		2.2
Fair value of underlying ordinary shares (in dollars per share)	$ 4.31												$ 2.78		$ 2.78
Additional disclosure
Initial vesting percentage of shares held								40.00%
Number of equal and continuous monthly installments in which remaining shares are to be vested								36
Share-based payment expenses related to share options granted		$ 6,205,708		$ 7,596,949	$ 73,927,902				$ 63,908,618							$ 7,369,081	$ 3,813,576
Number of shares transferred to redistribute diluted shareholdings of founders											1,521,007
Fair value on the date of grant (in dollars per share)							$ 4.08
Number of ordinary shares
Granted (in shares)										18,632,250										1,521,007
Vested (in shares)						(20,153,257)
Granted (in dollars per share)										$ 3.43										$ 4.08

Share-based Payments (Details 3) (USD $)	0 Months Ended			12 Months Ended
	Sep. 30, 2012	Oct. 02, 2012	Jun. 01, 2012	Dec. 31, 2012
Non-vested shares
Fair value of the ordinary shares on the grant-date (in dollars per share)	3.75	3.7	2.76
Restricted shares
Non-vested shares
Forfeiture rate (as a percent)				9.00%
Non-vested shares granted to certain employees on which 9% forfeiture rate is applied				374,000
Unrecognized compensation cost related to non-vested shares				$ 2,059,168
Weighted-average vesting period over which unrecognized compensation cost is to be recognized				3 years 7 months 13 days
2012 Stock Incentive Plan | Restricted shares
Non-vested shares
Non-vested shares granted to an executive officer and employees of the Group	340,000	34,000	367,500	741,500
Vesting period				4 years
Vesting percentage on first anniversary from grant date				0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date				0.75%
Period over which remaining three-fourth shares will vest on a monthly basis				3 years
Aggregate fair value of the restricted shares at grant dates				$ 2,413,092
Weighted average granted fair value of non-vested shares granted during the year (in dollars per share)				$ 3.25
Non-vested shares forfeiture				0

Share-based Payments (Details 4) (USD $)	0 Months Ended	12 Months Ended
	Jun. 15, 2011	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expenses
Share-based compensation expenses	$ (6,205,708)	$ (7,596,949)	$ (73,927,902)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses		(292,866)	(297,095)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses		(169,100)	(184,404)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses		(897,133)	(729,420)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses		$ (6,237,850)	$ (72,716,983)

Segment information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment information
Number of reportable segment	1
Product revenues
Product revenues	$ 690,057,249	$ 226,291,723
Other revenues	2,055,715	851,153
Total net revenues	692,112,964	227,142,876	32,582,115
Apparel
Product revenues
Product revenues	296,463,332	92,954,694
Shoes and bags
Product revenues
Product revenues	84,801,417	31,673,858
Cosmetics
Product revenues
Product revenues	75,221,908	27,261,876
Sportswear and sporting goods
Product revenues
Product revenues	70,721,110	26,652,998
Home goods and other lifestyle products
Product revenues
Product revenues	68,810,873	17,893,172
Other goods
Product revenues
Product revenues	$ 94,038,609	$ 29,855,125

SubsequentEvent (Details) (USD $)	12 Months Ended					0 Months Ended			12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 02, 2012	Sep. 30, 2012	Jun. 01, 2012	Sep. 30, 2012 2012 Plan Non-vested ordinary shares	Oct. 02, 2012 2012 Plan Non-vested ordinary shares	Jun. 01, 2012 2012 Plan Non-vested ordinary shares	Dec. 31, 2012 2012 Plan Non-vested ordinary shares	Mar. 19, 2013 Subsequent event ADS	Jan. 02, 2013 Subsequent event 2012 Plan Options	Jan. 02, 2013 Subsequent event 2012 Plan Non-vested ordinary shares
Subsequent event
Number of options granted to executive officers and employees (in shares)	758,048	7,167,138									400,000
Exercise Price per share (in dollars per share)	$ 2.51	$ 1.25									$ 0.5
Number of options that will vest and become exercisable at the grant date and the end of each month thereafter											148
Non-vested ordinary shares granted to employees and independent directors (in shares)						340,000	34,000	367,500	741,500			561,000
Vesting period									4 years			4 years
Vesting percentage on first anniversary from grant date									0.25%			25.00%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date									0.75%			75.00%
Period over which remaining three-fourth shares will vest on a monthly basis									3 years			3 years
Aggregate fair value of the non-vested shares on grant date												$ 5,004,120
Public offering under American depositary shares										7,200,000
Price per ADS (in dollars per share)			$ 3.7	$ 3.75	$ 2.76					$ 24
ADSs offered by the entity										4,000,000
ADSs offered by the selling shareholders										3,200,000
Number of ordinary shares included in ADS										2
Additional American depository shares to be purchased by underwriters from selling shareholders										1,080,000
Gross proceeds from issuance of American depositary shares										$ 96,000,000

Schedule I-Condensed Financial Information (Details) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (25,541,812)	$ (84,575,539)	$ (2,843,583)		$ (7,596,949)	$ (73,927,902)
Loss from operations	(11,943,573)	(106,917,828)	(8,366,412)		(7,596,949)	(73,927,902)
Equity in losses of subsidiaries and a variable interest entity				(6,657,478)	(1,875,125)	(33,343,623)
Net loss	(9,472,074)	(107,271,525)	(8,365,848)	(6,657,478)	(9,472,074)	(107,271,525)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)				(49,214,977)
Net loss attributable to ordinary shareholders	(9,472,074)	(156,486,502)	(8,365,848)	(6,657,478)	(9,472,074)	(156,486,502)
Comprehensive loss
Net loss	(9,472,074)	(107,271,525)	(8,365,848)	(6,657,478)	(9,472,074)	(107,271,525)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	994,606	(569,628)	(195,771)	(155,502)	994,606	(569,628)
Comprehensive loss	$ (8,477,468)	$ (107,841,153)	$ (8,561,619)	$ (6,812,980)	$ (8,477,468)	$ (107,841,153)

Schedule I-Condensed Financial Information (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series A Preferred Shares	Apr. 11, 2011 Series A Preferred Shares	Feb. 21, 2011 Series A Preferred Shares	Jan. 31, 2011 Series A Preferred Shares	Dec. 31, 2011 Series B Preferred Shares	Apr. 11, 2011 Series B Preferred Shares	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2010 Parent company	Aug. 27, 2010 Parent company	Dec. 31, 2011 Parent company Series A Preferred Shares	Dec. 31, 2011 Parent company Series B Preferred Shares
NON-CURRENT ASSETS
Amount due from a subsidiary											$ 82,582,815	$ 18,289,203
Total assets	398,917,120	167,435,320									82,582,815	18,289,203
LIABILITIES AND EQUITY (DEFICIT)
Amount due to a shareholder											1	1
Total liabilities	316,334,306	149,146,118									1	1
EQUITY(DEFICIT)
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	10,128	4,624									10,128	4,624
Preferred Shares					20,113,898				41,147,021						20,113,898	41,147,021
Additional paid-in capital	258,368,448	124,341,953									258,368,448	124,341,953
Accumulated losses	(176,025,335)	(166,553,261)									(176,025,335)	(166,553,261)
Accumulated other comprehensive income (loss)	229,573	(765,033)									229,573	(765,033)
Total shareholders' equity	82,582,814	18,289,202	(10,111,581)	(1,549,963)							82,582,814	18,289,202	(10,111,581)	(3,298,601)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 398,917,120	$ 167,435,320									$ 82,582,815	$ 18,289,203
Additional disclosure
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001									$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	471,620,833	471,620,833									471,620,833	471,620,833
Ordinary shares, shares issued	101,284,881	46,234,659									101,284,881	46,234,659
Ordinary shares, shares outstanding	101,284,881	46,234,659									101,284,881	46,234,659
Preferred Shares, par value (in dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001
Preferred Shares, shares authorized					20,212,500	20,212,500		20,212,500	8,166,667	8,166,667					20,212,500	8,166,667
Preferred Shares, shares issued					20,212,500	20,212,500			8,166,667						20,212,500	8,166,667
Preferred Shares, shares outstanding					20,212,500	20,212,500			8,166,667						20,212,500	8,166,667

Schedule I-Condensed Financial Information (Details 3) (USD $)	0 Months Ended	12 Months Ended									12 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended						4 Months Ended	12 Months Ended						12 Months Ended			4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended
	Jun. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 VIE	Dec. 31, 2011 VIE	Dec. 31, 2010 VIE	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2009 Ordinary shares	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2009 Additional paid-in capital	Dec. 31, 2012 Accumulated losses	Dec. 31, 2011 Accumulated losses	Dec. 31, 2010 Accumulated losses	Dec. 31, 2012 Accumulated other comprehensive income (loss)	Dec. 31, 2011 Accumulated other comprehensive income (loss)	Dec. 31, 2010 Accumulated other comprehensive income (loss)	Feb. 21, 2011 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares	Dec. 31, 2011 Series A Preferred Shares	Dec. 31, 2012 Series A Preferred Shares Preferred shares	Dec. 31, 2011 Series A Preferred Shares Preferred shares	Dec. 31, 2012 Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Series A Preferred Shares Additional paid-in capital	Apr. 11, 2011 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares	Dec. 31, 2011 Series B Preferred Shares	Dec. 31, 2012 Series B Preferred Shares Preferred shares	Dec. 31, 2011 Series B Preferred Shares Preferred shares	Dec. 31, 2012 Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Series B Preferred Shares Additional paid-in capital	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company Ordinary shares	Dec. 31, 2011 Parent company Ordinary shares	Aug. 27, 2010 Parent company Ordinary shares	Dec. 31, 2012 Parent company Additional paid-in capital	Dec. 31, 2011 Parent company Additional paid-in capital	Aug. 27, 2010 Parent company Additional paid-in capital	Dec. 31, 2010 Parent company Accumulated losses	Dec. 31, 2012 Parent company Accumulated losses	Dec. 31, 2011 Parent company Accumulated losses	Dec. 31, 2010 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2011 Parent company Accumulated other comprehensive income (loss)	Dec. 31, 2012 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series A Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series A Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series A Preferred Shares Additional paid-in capital	Dec. 31, 2012 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2011 Parent company Series B Preferred Shares Preferred shares	Dec. 31, 2012 Parent company Series B Preferred Shares Ordinary shares	Dec. 31, 2012 Parent company Series B Preferred Shares Additional paid-in capital	Dec. 31, 2012 WOFE	Dec. 31, 2011 WOFE
Increase (Decrease) in Shareholders' Equity
Balance		$ 18,289,202	$ (10,111,581)	$ (1,549,963)				$ 4,624	$ 4,778	$ 4,778	$ 124,341,953	$ 145,805	$ 145,805	$ (166,553,261)	$ (10,066,759)	$ (1,700,912)	$ (765,033)	$ (195,405)	$ 366				$ 20,113,898							$ 41,147,021				$ (3,298,601)	$ 18,289,202	$ (10,111,581)		$ 4,624	$ 4,778	$ 4,778	$ 124,341,953	$ 145,805	$ 145,805	$ (3,409,281)	$ (166,553,261)	$ (10,066,759)	$ (39,903)	$ (765,033)	$ (195,405)
Balance (in shares)								46,234,659	47,775,000	47,775,000													20,212,500							8,166,667								46,234,659	47,775,000	47,775,000										20,212,500				8,166,667
Net loss		(9,472,074)	(107,271,525)	(8,365,848)	8,058,229	(26,409,424)	(8,339,525)							(9,472,074)	(107,271,525)	(8,365,848)																		(6,657,478)	(9,472,074)	(107,271,525)								(6,657,478)	(9,472,074)	(107,271,525)
Repurchase of ordinary shares			(1,837,500)						(184)			(1,837,316)																								(1,837,500)			(184)			(1,837,316)
Repurchase of ordinary shares (in shares)									(1,837,500)																														(1,837,500)
Issuance of shares		66,022,797	1,499,994					2,201	30		66,020,596	1,499,964								20,113,898	20,113,898	20,113,898		20,113,898			41,147,021	41,147,021	41,147,021		41,147,021				66,022,797	1,499,994		2,201	30		66,020,596	1,499,964									20,113,898				41,147,021
Issuance of shares (in shares)								22,009,200	297,159											20,212,500				20,212,500			8,166,667				8,166,667							22,009,200	297,159												20,212,500				8,166,667
Direct offering expenses		(3,332,962)									(3,332,962)																								(3,332,962)						(3,332,962)
Conversion of Preferred Shares into ordinary shares																							(20,113,898)		2,021	20,111,877				(41,147,021)		1,268	41,145,753																	(20,113,898)		2,021	20,111,877	(41,147,021)		1,268	41,145,753
Conversion of Preferred Shares into ordinary shares (in shares)																							(20,212,500)		20,212,500					(8,166,667)		12,682,206																		(20,212,500)		20,212,500		(8,166,667)		12,682,206
Proceeds from registered capital contributions by shareholders of the VIE	2,292,763	2,292,763	1,390,621								2,292,763	1,390,621																							2,292,763	1,390,621					2,292,763	1,390,621
Proceeds from issuance of ordinary shares upon exercise of stock options		191,533						14			191,519																								191,533			14			191,519
Proceeds from issuance of ordinary shares upon exercise of stock options (in shares)		146,316						146,316																														146,316
Deemed dividend on issuance of Series A Preferred shares																																										49,214,977				(49,214,977)
Share-based compensation expenses		7,596,949	73,927,902								7,596,949	73,927,902																							7,596,949	73,927,902					7,596,949	73,927,902
Foreign currency translation		994,606	(569,628)	(195,771)													994,606	(569,628)	(195,771)															(155,502)	994,606	(569,628)											(155,502)	994,606	(569,628)
Balance		82,582,814	18,289,202	(10,111,581)				10,128	4,624	4,778	258,368,448	124,341,953	145,805	(176,025,335)	(166,553,261)	(10,066,759)	229,573	(765,033)	(195,405)					20,113,898							41,147,021			(10,111,581)	82,582,814	18,289,202	(10,111,581)	10,128	4,624	4,778	258,368,448	124,341,953	145,805	(10,066,759)	(176,025,335)	(166,553,261)	(195,405)	229,573	(765,033)
Balance (in shares)								101,284,881	46,234,659	47,775,000														20,212,500							8,166,667							101,284,881	46,234,659	47,775,000											20,212,500				8,166,667
Restriction on dividend distribution
Dividend paid to the Company					0																																																					0
Amount out of restricted capital and reserves not available for dividend distribution		121,629,677	34,351,666		3,829,188	1,536,426																																																				105,000,000	31,226,400
Cash dividend declared and paid to the Company																																			0	0	0
Amount of cash transactions																																			$ 0	$ 0	$ 0